UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
 (Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
 (Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

SHAREHOLDER LETTER ● 3

Letter to Shareholders

LoCorr Funds were introduced bound to the belief that offering investments with low correlation to traditional asset classes can reduce risk and increase returns in portfolios. LoCorr Funds offer products that provide the potential for positive returns in rising or falling markets and are designed to resist correlation with traditional stock, bond and commodity investments. Correlation measures the degree to which the returns of two investments move together over time. Adding low correlating investments to a portfolio of stocks and bonds has the potential to reduce risk and increase returns in a portfolio. LoCorr launched its Managed Futures Strategy Fund in March, 2011 and its Long/Short Commodities Strategy Fund at the beginning of 2012.

LoCorr Managed Futures Strategy Fund
The LoCorr Managed Futures Strategy Fund (the “Managed Futures Fund”) commenced operations in March, 2011. The Managed Futures Fund was created to provide investors with access to a managed futures strategy in a mutual fund structure. Historically, managed futures have not been highly correlated to the stock or bond markets; meaning the returns over the long term have typically been independent of the returns of stocks and bonds. A critical component of risk management is utilizing investments that are not highly correlated with each other. As the LoCorr name implies, the Fund is designed to have low correlation to stocks and bonds and thus, provide the potential for enhanced returns, increased diversification and reduced risk.

The Managed Futures Fund’s primary investment objective is capital appreciation in rising and falling equity markets. The Managed Futures Fund attempts to achieve its investment objective by investing in two primary strategies – a Managed Futures strategy and a Fixed Income strategy.

Managed Futures Strategy
The Managed Futures Fund invests up to 25% of its total assets into a portfolio of globally diversified managed futures positions. The Managed Futures Fund uses Millburn Ridgefield Corporation (“Millburn”) to execute its Managed Futures strategy. Millburn was founded in 1971 and manages about $1.9 billion in assets. The Managed Futures Fund utilizes Millburn’s Diversified Program (“MDP”), a commodity pool which commenced operations in 1977. MDP systematically invests in about 120 futures markets with long and short positions in sectors such as currencies, interest rates, stock indices and commodities (agricultural, energy and metals).  The Managed Futures strategy registered a loss during the first half of 2012. Losses from trading currency and stock index futures and, to a lesser extent, metal, grain and livestock futures overwhelmed the profits from trading interest rate and soft commodity futures. Trading of energy futures was essentially flat.

Market perceptions about a definitive solution to Europe’s political and financial tumult and about worldwide growth oscillated dramatically throughout the six months. At the beginning of the year, the sovereign and banking turmoil in Europe was worsening. Finally, on the last trading day of the period, EU leaders, surprised markets and triggered market trend reversals, resulting in a major appreciation of the euro and other currencies versus the U.S. dollar, a selloff of safe harbor government debt and a strong rise in energy and metal prices. Market views about growth were equally unstable. For much of the first quarter, market participants responded favorably to an apparent improvement in the global economic outlook, particularly in the U.S. Thereafter, the global recovery displayed increasing signs of weakness. Growth in a number of emerging market economies disappointed. In the U.S. economic activity decelerated so that second quarter growth was less than 2%. In Europe, the periphery was in recession and the core seemed to be headed in the same direction. Against this changeable background, foreign exchange rates were particularly volatile and losses were widespread. Trading the dollar was generally unprofitable. Non-dollar cross rate trading was flat. Equity index trading was unprofitable as well due to a lack of sustained trends. Price volatility and a lack of price trends led to losses in metals trading.

4 ● SHAREHOLDER LETTER

The unsettled conditions that characterized 2012’s first six months produced a sizable demand for the perceived safer investments and drove higher the prices of German, U.K., Australian, Canadian and Japanese government note and bond futures, leading to sizable profits on long positions. Indeed the yields on many ten year notes fell to post WWII record lows. Measures to ease monetary policy also led to gains on long positions in short-term interest rates futures.

Fixed Income Strategy
The Managed Futures Fund invests most of its remaining assets in a Fixed Income strategy comprised of investment grade corporate and government agency securities. Nuveen Asset Management (“Nuveen”) is the sub-adviser for this strategy. Nuveen manages over $100 billion in assets, including about $3 billion in the fixed income strategy that is most similar to the one used by the Managed Futures Fund – a short duration, high quality portfolio.

As will be common, the fixed income portion of the portfolio was positioned with an underweight to U.S. Government securities and offsetting highly diversified over weights to investment grade securities in the corporate and securitized sectors.  Although the broad slowdown in the global economy and renewed concerns about European peripheral financing caused volatility and a minor flight to quality in the financial markets, the fixed income portion of the Managed Futures Fund outperformed the Barclays Capital 1-5 Year Government/Credit Index by 7 basis points over the reporting period. This outperformance was driven by strong results from the corporate and securitized sectors of the portfolio which benefitted from robust investor demand for lower risk assets that offer higher returns than government securities.

With fundamentals remaining solid for most U.S. corporate debt issuers, we have remained comfortable with our overweight to this sector. In particular, we’ve maintained nearly a 10% market value overweight to the financial sector, where a combination of generous risk premiums and improving credit metrics have presented a significant opportunity for long term investors. This strategy was rewarded during the period as this market segment was the top performer amongst domestic investment grade sectors. From a quality perspective, due to the strength of corporate balance sheets the Managed Futures Fund has carried a 5%-10% overweight to BBB rated issuers, which was also a driver of performance as this “quality bucket” outperformed the broad credit sector. Our positions within the Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) sectors were also rewarded as we have keenly focused on adding new issues which have strongly benefitted from investor appetite for deals backed by newly originated loans with stronger credit metrics.

SHAREHOLDER LETTER ● 5

Looking ahead, we don’t expect to make significant changes to portfolio structure; the current slow growth environment should result in continued highly accommodative policy that should be supportive for the assets held in the portfolio. Also, our interest rate strategy will also remain fairly close to the benchmark unless a catalyst develops to spark a large move in rates in the future.

LoCorr Long/Short Commodities Strategy Fund
The LoCorr Long/Short Commodities Strategy Fund (the “Long/Short Commodities Fund”) commenced operations on January 1, 2012. The Long/Short Commodities Fund was created to provide investors with access to a commodities futures strategy in a mutual fund structure. Historically, investors have accessed exposure to commodities in long-only fund, funds that rely on commodity price increases to generate commodity returns. Of course, commodity prices don’t always appreciate and occasionally experience sharp declines. LoCorr’s Long/Short Commodity Fund has the ability to profit while commodity prices increase or decrease. The Long/Short Commodities Fund’s primary investment objective is capital appreciation in rising and falling commodities markets. The Long/Short Commodities Fund attempts to achieve its investment objective by investing in two primary strategies – a Commodities strategy and a Fixed Income strategy.

Commodities Strategy
The Long/Short Commodities Fund invests up to 25% of its total assets into a portfolio of globally diversified commodity futures positions. The Long/Short Commodities Fund uses Millburn Ridgefield Corporation (“Millburn”) to execute its commodities strategy. Millburn was founded in 1971 and manages about $1.9 billion in assets. The Long/Short Commodities Fund utilizes Millburn’s Commodity Program (“Milcom”), a commodity pool which commenced operations in 2005. Milcom systematically invests in about 50 futures markets with long and short positions in sectors such as energy, metals, grains, livestock, softs and lumber.  The Long/Short Commodities Fund registered a loss during the first half of 2012. Losses were sustained in trading all sectors: energy, grain, metals, soft commodities, and livestock. Metal prices were volatile during the period and produced some of the largest losses during the period. Energy trading was unprofitable with a profit on short natural gas positions failing to fully offset the losses on long heating oil and gas oil positions, and trading of crude oil.

Prospects of bumper crops early in 2012 were supplanted by the reality of a severe drought in the U.S. by mid-May, and short corn, wheat, soybean, soybean oil, and oat trades produced losses and were reversed to long trades. Long European rapeseed and milling wheat positions were quite profitable, lowering the overall grain sector loss. Trading of livestock was unprofitable.

Turning to soft commodities, short cocoa trades were unprofitable as hot, dry weather hit the Ivory Coast and raised fears that an expected bumper crop might face significant damage. Trading of palm oil, Robusta coffee and sugar were also unprofitable. Meanwhile, a short Arabica coffee trade produced a profit as expectations of a bumper Brazilian harvest pushed Arabica to its lowest price in 18 months in late March. A short cotton trade was profitable as the Chinese growth outlook dimmed, and a long orange juice trade was profitable early in the period.

6  ●  SHAREHOLDER LETTER

Fixed Income Strategy
Since inception, the fixed income portfolio sub-advised by Galliard Capital Management has outperformed the benchmark, the Barclays Capital 1-5 Year Government/Credit Index, by 12 basis points before fees (0.27% versus 0.15%). Outperformance was driven by allocations to short corporate bonds, asset-backed securities and Agency hybrid mortgage-backed securities, which performed better than like-duration Treasuries. Additionally, the portfolio overweight in intermediate maturity securities enhanced returns, as interest rates in this portion of the yield curve rallied to record lows near the end of the second quarter. Looking ahead, we will continue to invest cash flows in high-quality fixed income assets when they offer compelling relative value. This includes U.S. Government-backed issues, including Agency mortgage-backed securities, corporate bonds, short maturity AAA-rated asset-backed securities, and short maturity AAA-rated commercial mortgage-backed securities. Portfolio duration will likely be kept neutral to slightly short of the benchmark duration.

Thank you for investing in LoCorr Funds.

Basis Point - a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. Correlation measures how much the returns of two investments move together over time Duration is a commonly used measure of the potential volatility of the price of the debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.
The Barclays Capital U.S. 1-5 Year Government/Credit Bond Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 5 years. One cannot invest directly in an index.
The opinions expressed in the letter are those of the fund manager, are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security. Must be preceded or accompanied by a prospectus. Fund holdings and sector allocation are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.
Mutual fund investing involves risk. Principal loss is possible. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual stock volatility than a diversified fund. The Funds invest in foreign investments and foreign currencies which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Investing in commodities may subject the Funds to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. The Funds may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset Backed, Mortgage Backed, and Collateralized Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Diversification does not assure a profit nor protect against loss in a declining market.
Past performance is not a guarantee of future results.
The LoCorr Managed Futures Strategy Fund and LoCorr Long/Short Commodities Strategy Fund are distributed by Quasar Distributors, LLC.

FUND PERFORMANCE  ●  7

LoCorr Managed Futures Strategy Fund

Average Annual Rate of Return
For the period ended June 30, 2012 (Unaudited)
	Inception			Since
	Date	6 Month	1 Year	Inception1
LoCorr Managed Futures Strategy Fund -	3/22/11	-5.68%	-7.76%	-9.55%
Class A (without maximum load)
LoCorr Managed Futures Strategy Fund -	3/22/11	-11.11%	-13.04%	-13.66%
Class A (with maximum load)
LoCorr Managed Futures Strategy Fund -	3/24/11	-6.03%	-8.40%	-10.24%
Class C (without maximum load)
LoCorr Managed Futures Strategy Fund -	3/24/11	-5.56%	-7.54%	-9.34%
Class I
Barclay CTA Index		-0.31%	-1.32%	-2.83%2
S&P 500 Index		9.49%	5.45%	5.39%3

This chart illustrates the performance of a hypothetical $100,000 investment made in the Fund since inception. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.
Performance data represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.LCFUNDS, or visiting www.LoCorrFunds.com.
Performance data shown reflects the Class A maximum sales charge of 5.75% and reflects the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance of the Class A without load does not reflect the deduction of the sales load or fee. If reflected, the load or fee would reduce the performance quoted.
The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance data does not reflect the redemption fee. If it had, return would be reduced.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.
The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. One cannot invest directly in an index.

1 Annualized.
2 Since inception return as of March 31, 2011.
3 Since inception return as of March 24, 2011.

8  ●  FUND PERFORMANCE

LoCorr Long/Short Commodities Strategy Fund

Average Annual Rate of Return
For the period ended June 30, 2012 (Unaudited)
	Inception			Since
	Date	3 Month	6 Month	Inception1
LoCorr Long/Short Commodities Strategy	1/1/12	-4.83%	-5.50%	-5.50%
Fund - Class A (without maximum load)
LoCorr Long/Short Commodities Strategy	1/1/12	-10.34%	-10.93%	-10.93%
Fund - Class A (with maximum load)
LoCorr Long/Short Commodities Strategy	1/1/12	-4.96%	-6.10%	-6.10%
Fund - Class C (without maximum load)
LoCorr Long/Short Commodities Strategy	1/1/12	-4.73%	-5.40%	-5.40%
Fund - Class I
Barclay CTA Index		0.32%	-0.31%	-0.31%2
S&P 500 Index		-2.75%	9.49%	9.49%2

This chart illustrates the performance of a hypothetical $100,000 investment made in the Fund since inception. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.
Performance data represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.LCFUNDS, or visiting www.LoCorrFunds.com.
Performance data shown reflects the Class A maximum sales charge of 5.75% and reflects the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance of the Class A without load does not reflect the deduction of the sales load or fee. If reflected, the load or fee would reduce the performance quoted.
The Fund imposes a 1.00% redemption fee on shares held for less than 30 days. Performance data does not reflect the redemption fee. If it had, return would be reduced.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.
The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. One cannot invest directly in an index.
1 Not annualized.
2 Since inception returns as of January 1, 2012.

PORTFOLIO COMPOSITION  ●  9

10  ●  CONSOLIDATED SCHEDULE OF INVESTMENTS

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2012 (Unaudited)
	Principal Amount	Value
ASSET BACKED SECURITIES - 12.12%
AEP Texas Central Transition Funding, LLC, 0.880%, 12/1/2018	$1,000,000	$1,002,722
AH Mortgage Advance Trust
2.230%, 5/10/2043 (Acquired 05/03/2012 and 6/04/2012,
Cost $849,553) (a)	850,000	847,609
3.370%, 5/10/2043 (Acquired 12/27/2011, Cost $748,594) (a)	750,000	758,775
3.270%, 9/15/2043 (Acquired 05/09/2012, Cost $502,468) (a)(b)	500,000	505,570
3.720%, 3/13/2044 (Acquired 01/20/2012, Cost $499,988) (a)(b)	500,000	501,250
Ally Auto Receivables Trust
2.300%, 12/15/2014	1,100,000	1,121,255
0.700%, 1/15/2015	1,500,000	1,501,403
1.180%, 4/15/2015	400,000	402,136
American Express Credit Account Master Trust, 1.499%, 3/15/2017	150,000	153,772
AmeriCredit Automobile Receivables Trust
0.840%, 6/9/2014	129,231	129,272
0.920%, 3/9/2015	821,708	823,163
Atlantic City Electric Transition Funding, LLC, 4.910%, 7/20/2017	151,002	159,969
BA Credit Card Trust, 0.309%, 9/15/2016	1,000,000	998,944
Bank of America Auto Trust, 1.310%, 7/15/2014	68,839	69,029
BMW Vehicle Owner Trust, 0.630%, 2/25/2014	707,423	707,905
Cabela’s Master Credit Card Trust, 1.630%, 2/18/2020
(Acquired 05/08/2012, Cost $755,950) (a)	750,000	759,212
Capital One Multi-Asset Execution Trust
4.700%, 6/15/2015	750,000	754,038
0.768%, 10/15/2015	350,000	350,333
0.309%, 1/15/2016	355,000	354,817
5.050%, 2/15/2016	880,000	910,713
CenterPoint Energy Transition Bond Co., LLC
0.901%, 4/15/2018	1,250,000	1,256,766
3.460%, 8/15/2019	600,000	659,114
Chase Issuance Trust
5.120%, 10/15/2014	210,000	212,944
4.650%, 3/15/2015	900,000	926,706
0.790%, 6/15/2017	2,250,000	2,250,995
Citibank Credit Card Issuance Trust, 2.250%, 12/23/2014	1,000,000	1,008,906
Citibank Omni Master Trust, 3.350%, 8/15/2016
(Acquired 09/22/2011 and 11/25/2011, Cost $1,002,651) (a)	1,000,000	1,003,652
CitiFinancial Auto Issuance Trust, 3.150%, 8/15/2016
(Acquired 12/14/2011, Cost $1,014,541) (a)	1,000,000	1,012,838
Detroit Edison Securitization Funding, LLC, 6.420%, 3/1/2015	77,340	79,325
Discover Card Master Trust
0.808%, 6/15/2015	200,000	200,288
0.899%, 9/15/2015	214,000	214,814
0.459%, 11/16/2015	320,000	320,453
5.650%, 12/15/2015	870,000	912,984
0.459%, 3/15/2017	1,000,000	1,001,775
0.810%, 8/15/2017	700,000	700,902

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTM ENTS (CONTINUED) ● 11

	Principal Amount	Value
DT Auto Owner Trust, 1.400%, 8/15/2014
(Acquired 11/02/2011 and 02/17/2012, Cost $739,246) (a)	$738,970	$739,832
Entergy Louisiana Investment Recovery Funding I, LLC, 2.040%, 9/1/2023	940,490	966,665
Ford Credit Auto Lease Trust
0.910%, 7/15/2013 (Acquired 11/28/2011, Cost $180,389) (a)	180,377	180,449
0.740%, 9/15/2013	329,396	329,656
Ford Credit Auto Owner Trust
6.070%, 5/15/2014	167,955	171,231
4.500%, 7/15/2014	346,964	353,531
4.430%, 11/15/2014	174,098	178,309
FPL Recovery Funding, LLC., 5.044%, 8/1/2015	233,047	239,003
GE Capital Credit Card Master Note Trust, 0.799%, 1/15/2017	250,000	251,444
Gracechurch Card Funding PLC, 0.949%, 2/15/2017
(Acquired 03/02/2012, Cost $1,250,000) (a)(b)	1,250,000	1,249,671
Honda Auto Receivables Owner Trust, 0.570%, 7/18/2013	84,104	84,120
Hyundai Auto Receivables Trust, 0.590%, 3/17/2014	381,740	381,855
Nissan Auto Lease Trust
0.700%, 1/15/2014	472,453	472,529
1.270%, 10/15/2016	350,000	352,062
Ocwen Advance Receivables Backed Notes, 4.140%, 7/15/2023
(Acquired 10/05/2011, Cost $502,869) (a)(b)	500,000	500,625
Porsche Financial Auto Securitization Trust, 1.190%, 12/17/2018
(Acquired 12/13/2011, Cost $753,153) (a)	750,000	756,046
PSE&G Transition Funding LLC, 6.610%, 6/15/2015	402,115	416,036
Santander Drive Auto Receivables Trust
0.950%, 8/15/2013	18,300	18,302
1.310%, 2/17/2014 (Acquired 06/06/2012, Cost $1,001,342) (a)	1,000,000	1,001,417
1.110%, 8/15/2014	744,041	745,666
1.280%, 1/15/2015	500,000	502,141
SMART Trust, 1.099%, 10/14/2014
(Acquired 03/14/2012 and 06/27/2012, Cost $1,661,449) (a)(b)	1,657,988	1,660,929
Toyota Auto Receivables Owner Trust, 1.040%, 2/18/2014	101,661	101,846
United States Small Business Administration, 5.725%, 9/10/2018	264,203	294,183
Volkswagen Auto Lease Trust, 0.990%, 11/20/2013	276,099	276,497
World Omni Auto Receivables Trust
5.120%, 5/15/2014	139,042	141,338
2.210%, 5/15/2015	820,000	831,658
TOTAL ASSET BACKED SECURITIES (Cost $37,671,536)		37,771,390

CORPORATE BONDS - 29.00%
Administrative and Support and Waste Management and
Remediation Services - 0.46%
Tyco International Finance SA, 3.375%, 10/15/2015 (b)	1,000,000	1,077,934
Waste Management, Inc., 2.600%, 9/1/2016	340,000	348,899
		1,426,833
Arts, Entertainment, and Recreation - 0.10%
Walt Disney Co., 4.500%, 12/15/2013	300,000	317,625

Construction - 0.35%
Transocean, Inc., 5.050%, 12/15/2016 (b)	1,000,000	1,084,644

The accompanying notes are an integral part of these consolidated financial statements.

12  ●  CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal Amount	Value
Finance and Insurance - 13.72%
Aflac, Inc., 3.450%, 8/15/2015	$600,000	$638,558
Allstate Corp., 6.200%, 5/16/2014	200,000	219,994
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	300,000	312,124
American Express Credit Corp.
7.300%, 8/20/2013	500,000	534,580
1.750%, 6/12/2015	480,000	485,452
American International Group, Inc., 4.250%, 9/15/2014	1,020,000	1,057,057
Australia & New Zealand Banking Group, Ltd., 2.400%, 11/23/2016
(Acquired 11/15/2011, Cost $995,930) (a)(b)	1,000,000	1,023,911
Bank of America Corp., 4.500%, 4/1/2015	3,165,000	3,262,365
Bank of Montreal, 1.300%, 10/31/2014
(Acquired 10/26/2011, Cost $819,787) (a)(b)	820,000	831,095
Barclays Bank PLC, 5.000%, 9/22/2016 (b)	1,000,000	1,085,960
BAT International Finance PLC, 2.125%, 6/7/2017
(Acquired 06/06/2012, Cost $995,160) (a)(b)	1,000,000	998,683
BB&T Corp., 5.700%, 4/30/2014	650,000	705,354
Berkshire Hathaway, Inc., 2.200%, 8/15/2016	860,000	894,709
BP Capital Markets PLC, 1.068%, 3/11/2014 (b)(c)	300,000	302,077
Capital One Bank USA NA, 6.500%, 6/13/2013	500,000	524,029
Capital One Financial Corp., 2.125%, 7/15/2014	800,000	806,810
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	950,000	955,316
Citigroup, Inc.
4.587%, 12/15/2015	1,965,000	2,055,539
6.125%, 11/21/2017	1,000,000	1,107,923
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.375%, 1/19/2017 (b)	1,000,000	1,029,187
Credit Suisse, 5.500%, 5/1/2014 (b)	455,000	482,366
Daimler Finance North America, LLC, 2.300%, 1/9/2015
(Acquired 01/04/2012 and 04/10/2012, Cost $1,008,234) (a)	1,000,000	1,020,288
Deutsche Bank AG, 3.875%, 8/18/2014 (b)	465,000	484,120
Fifth Third Bancorp
6.250%, 5/1/2013	200,000	208,306
3.625%, 1/25/2016	255,000	268,963
General Electric Capital Corp.
2.100%, 1/7/2014	615,000	624,565
3.750%, 11/14/2014	965,000	1,013,137
Goldman Sachs Group, Inc.
1.466%, 2/7/2014 (c)	300,000	296,415
3.700%, 8/1/2015	2,580,000	2,602,800
Hartford Financial Services Group, Inc., 4.000%, 3/30/2015	1,000,000	1,048,768
ING Bank NV, 3.750%, 3/7/2017
(Acquired 02/29/2012, Cost $746,145) (a)(b)	750,000	746,482
John Deere Capital Corp., 0.875%, 4/17/2015	1,000,000	1,001,123
JPMorgan Chase & Co., 1.252%, 1/24/2014 (c)	265,000	265,687
JPMorgan Chase & Co., 5.150%, 10/1/2015	1,495,000	1,604,243
KeyCorp, 3.750%, 8/13/2015	350,000	370,585
Metropolitan Life Global Funding I, 5.125%, 4/10/2013
(Acquired 12/29/2011, Cost $513,788) (a)	500,000	516,535
Morgan Stanley, 4.100%, 1/26/2015	1,565,000	1,556,186
National Rural Utilities Cooperative Finance Corp., 1.900%, 11/1/2015	500,000	512,120
Nordea Bank AB, 2.250%, 3/20/2015
(Acquired 04/10/2012, Cost $502,355) (a)(b)	500,000	501,804
PNC Funding Corp., 3.625%, 2/8/2015	500,000	531,056

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)  ●13

	Principal Amount	Value
Private Export Funding Corp.
4.550%, 5/15/2015	$750,000	$835,686
1.375%, 2/15/2017	780,000	791,913
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015
(Acquired 03/27/2012 and 04/19/2012, Cost $1,335,645) (a)	1,330,000	1,351,059
SABMiller Holdings, Inc., 1.850%, 1/15/2015
(Acquired 01/10/2012 and 01/30/2012, Cost $740,191) (a)	735,000	745,497
Simon Property Group LP, 4.200%, 2/1/2015	295,000	311,008
Toyota Motor Credit Corp., 1.750%, 5/22/2017	790,000	796,401
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/2015	1,000,000	1,018,088
Vornado Realty LP, 4.250%, 4/1/2015	815,000	859,506
Wells Fargo & Co.
3.750%, 10/1/2014	500,000	527,894
3.676%, 6/15/2016 (c)	1,000,000	1,064,400
		42,787,724
Information - 2.24%
AT&T, Inc., 2.500%, 8/15/2015	870,000	905,679
Deutsche Telekom International Finance BV, 5.875%, 8/20/2013 (b)	320,000	337,048
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 3/15/2015	500,000	526,499
NBCUniversal Media, LLC., 3.650%, 4/30/2015	1,000,000	1,062,432
News America, Inc., 5.300%, 12/15/2014	700,000	767,219
Qwest Corp., 7.500%, 10/1/2014	300,000	334,423
Telefonica Emisiones SAU, 4.949%, 1/15/2015 (b)	1,000,000	945,407
Time Warner Cable, Inc., 8.250%, 2/14/2014	400,000	445,353
Verizon Communications, Inc., 5.250%, 4/15/2013	500,000	518,053
Vodafone Group PLC, 5.000%, 9/15/2015 (b)	330,000	369,135
Xstrata Finance Canada, Ltd., 3.600%, 1/15/2017
(Acquired 02/14/2012, Cost $783,190) (a)(b)	750,000	772,407
		6,983,655
Management of Companies and Enterprises - 0.51%
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015 (b)	1,000,000	1,001,712
Ingersoll-Rand Global Holding Co., Ltd., 9.500%, 4/15/2014 (b)	500,000	568,310
		1,570,002
Manufacturing - 6.60%
Anheuser-Busch Cos, LLC, 5.050%, 10/15/2016	500,000	569,902
ArcelorMittal
3.750%, 2/25/2015 (b)	505,000	511,910
3.750%, 3/1/2016 (b)	850,000	844,155
Cameron International Corp., 1.600%, 4/30/2015	1,000,000	1,000,711
Cisco Systems, Inc., 1.625%, 3/14/2014	725,000	738,770
ConAgra Foods, Inc., 5.875%, 4/15/2014	1,135,000	1,225,601
ConocoPhillips, 4.750%, 2/1/2014	530,000	562,933
Covidien International Finance SA, 1.350%, 5/29/2015 (b)	1,000,000	1,001,299
Dow Chemical Co., 2.500%, 2/15/2016	300,000	308,146
Dr. Pepper Snapple Group, Inc., 2.900%, 1/15/2016	1,000,000	1,047,189
Eastman Chemical Co., 2.400%, 6/1/2017	1,000,000	1,010,594
Genentech, Inc., 4.750%, 7/15/2015	300,000	331,535
General Mills, Inc., 1.550%, 5/16/2014	500,000	507,240
Hershey Co., 1.500%, 11/1/2016	1,000,000	1,008,332
Hewlett-Packard Co., 3.000%, 9/15/2016	1,000,000	1,028,585

The accompanying notes are an integral part of these consolidated financial statements.

14  ●  CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal Amount	Value
Intel Corp., 1.950%, 10/1/2016	$750,000	$777,244
International Business Machines Corp., 0.875%, 10/31/2014	800,000	803,841
Kraft Foods, Inc., 6.500%, 8/11/2017	740,000	897,832
Medtronic, Inc., 3.000%, 3/15/2015	450,000	477,526
Merck & Co., Inc., 2.250%, 1/15/2016	300,000	313,275
Novartis Capital Corp., 2.900%, 4/24/2015	335,000	354,414
Procter & Gamble Co., 1.450%, 8/15/2016	800,000	815,405
St. Jude Medical, Inc., 3.750%, 7/15/2014	500,000	526,332
Teva Pharmaceutical Finance III BV, 1.700%, 3/21/2014 (b)	450,000	456,367
Thermo Fisher Scientific, Inc., 2.250%, 8/15/2016	1,150,000	1,189,331
Total Capital SA, 2.300%, 3/15/2016 (b)	350,000	363,341
Tyco Electronics Group SA, 1.600%, 2/3/2015 (b)	335,000	336,401
Viacom, Inc., 4.375%, 9/15/2014	200,000	214,088
Volkswagen International Finance NV, 1.625%, 3/22/2015
(Acquired 03/19/2012, Cost $782,739) (a)(b)	785,000	787,719
Wyeth, LLC
5.500%, 3/15/2013 (c)	250,000	258,880
5.500%, 2/1/2014	300,000	322,888
		20,591,786
Mining, Quarrying, and Oil and Gas Extraction - 1.87%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,000,000	1,161,634
Canadian Oil Sands, Ltd., 5.800%, 8/15/2013
(Acquired 01/25/2012, Cost $455,716) (a)(b)	435,000	453,939
Encana Corp., 4.750%, 10/15/2013 (b)	500,000	520,376
Ensco PLC, 3.250%, 3/15/2016 (b)	750,000	787,563
Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/2015	415,000	413,583
Noble Holding International, Ltd., 3.450%, 8/1/2015 (b)	750,000	789,488
Occidental Petroleum Corp., 1.500%, 2/15/2018	425,000	426,324
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015 (b)	830,000	842,450
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (b)	350,000	399,657
		5,795,014
Professional, Scientific, and Technical Services - 0.64%
Asciano Finance, Ltd., 3.125%, 9/23/2015
(Acquired 05/24/2012, Cost $998,750) (a)(b)	1,000,000	995,237
Vivendi SA, 2.400%, 4/10/2015
(Acquired 04/03/2012 and 04/10/2012, Cost $1,002,555) (a)(b)	1,000,000	990,096
		1,985,333
Real Estate and Rental and Leasing - 0.29%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.125%, 5/11/2015
(Acquired 05/14/2012, Cost $908,403) (a)	900,000	905,382
Retail Trade - 1.12%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.125%, 2/15/2016	500,000	520,899
Express Scripts Holding Co., 3.500%, 11/15/2016
(Acquired 6/27/2012, Cost $1,057,030) (a)	1,000,000	1,052,864
Home Depot, Inc., 5.400%, 3/1/2016	500,000	576,412
Phillips 66, 2.950%, 5/1/2017 (Acquired 03/07/2012, Cost $999,820) (a)	1,000,000	1,027,568
Target Corp., 4.000%, 6/15/2013	300,000	309,342
		3,487,085
Transportation and Warehousing - 0.17%
United Parcel Service, Inc., 3.875%, 4/1/2014	500,000	527,536

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS ( CONTINUED) ● 15

	Principal Amount	Value
Utilities - 0.93%
Commonwealth Edison Co., 1.625%, 1/15/2014	$300,000	$304,044
Duke Energy Corp., 3.950%, 9/15/2014	400,000	424,591
McDonald’s Corp., 1.875%, 5/29/2019	1,000,000	997,740
MidAmerican Energy Co., 4.650%, 10/1/2014	150,000	162,034
Sempra Energy, 2.300%, 4/1/2017	1,000,000	1,024,847
		2,913,256

TOTAL CORPORATE BONDS (Cost $89,701,562)		90,375,895

MORTGAGE BACKED SECURITIES - 14.21%
Bear Stearns Commercial Mortgage Securities
5.718%, 9/11/2038	1,235,000	1,402,858
5.405%, 12/11/2040	250,000	279,364
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.219%, 7/15/2044	255,000	283,770
Commercial Mortgage Pass Through Certificates, 1.156%, 12/10/2044	951,665	954,847
DBUBS Mortgage Trust, 3.642%, 8/10/2044	1,990,000	2,145,057
Extended Stay America Trust, 2.951%, 11/5/2027
(Acquired 11/03/2011 and 06/27/2012, Cost $1,332,605) (a)	1,324,687	1,334,574
Fannie Mae Pool
4.553%, 6/1/2013	961,189	973,040
2.670%, 1/1/2016	390,855	401,477
3.500%, 2/1/2021	204,459	216,200
3.500%, 6/1/2021	267,152	282,493
3.000%, 8/1/2021	755,815	796,619
3.000%, 9/1/2021	827,966	872,665
3.000%, 11/1/2021	1,557,963	1,642,073
3.500%, 12/1/2025	1,177,420	1,245,401
4.000%, 3/1/2026	731,609	778,982
3.500%, 7/1/2026	628,201	664,472
3.500%, 7/1/2026	574,377	607,540
3.500%, 9/1/2026	1,072,034	1,133,930
3.000%, 10/1/2026	264,707	277,678
Fannie Mae-Aces, 3.400%, 7/25/2019	823,827	878,796
FDIC Structured Sale Guaranteed Notes
0.720%, 12/4/2020 (Acquired 02/24/2012, Cost $872,364) (a)	866,470	872,427
3.250%, 4/25/2038 (Acquired 03/01/2012, Cost $1,193,732) (a)	1,166,140	1,193,836
0.795%, 2/25/2048 (Acquired 11/18/2011, Cost $988,959) (a)	990,507	991,196
FDIC Trust
1.840%, 4/25/2031 (Acquired 06/06/2012, Cost $889,019) (a)	882,447	893,253
0.841%, 5/25/2035 (Acquired 05/10/2012, Cost $1,939,752) (a)	1,939,751	1,939,518
FHLMC Multifamily Structured Pass Through Certificates
1.873%, 1/25/2018	722,540	740,858
1.560%, 10/25/2018	1,750,000	1,778,473
Fosse Master Issuer PLC, 1.855%, 10/18/2054
(Acquired 09/30/2011 and 06/27/2102, Cost $1,502,195) (a)(b)	1,500,000	1,508,233
Freddie Mac REMICS, 2.500%, 2/15/2026	142,233	146,105
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	250,000	277,038
GS Mortgage Securities Corp. II
4.751%, 7/10/2039	250,000	269,890
3.849%, 12/10/2043 (Acquired 04/11/2012, Cost $1,546,142) (a)	1,444,659	1,554,063
2.999%, 8/10/2044	1,715,000	1,808,044

The accompanying notes are an integral part of these consolidated financial statements.

16  ●  CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal Amount	Value
Holmes Master Issuer PLC, 2.105%, 10/15/2054
(Acquired 01/18/2012, Cost $1,000,000) (a)(b)	$1,000,000	$1,007,634
JP Morgan Chase Commercial Mortgage Securities Corp.
3.853%, 6/15/2043 (Acquired 12/30/2011, Cost $1,537,986) (a)	1,466,061	1,557,858
2.749%, 11/15/2043 (Acquired 11/01/2011, Cost $915,501) (a)	905,625	936,235
5.195%, 12/15/2044	250,000	279,680
1.875%, 2/15/2046 (Acquired 09/20/2011, Cost $813,903) (a)	809,291	816,497
5.447%, 6/12/2047	1,029,916	1,085,925
5.794%, 2/12/2051	1,400,000	1,618,389
Morgan Stanley Capital I, Inc.
4.970%, 12/15/2041	390,000	407,467
6.278%, 1/11/2043	250,000	299,954
3.884%, 9/15/2047
(Acquired 09/20/2011 and 06/28/2012, Cost $2,284,207) (a)	2,150,000	2,312,495
2.178%, 7/15/2049	1,104,599	1,131,251
NCUA Guaranteed Notes
0.616%, 11/6/2017	184,594	184,651
0.696%, 1/8/2020	134,824	135,120
0.646%, 2/6/2020	159,130	159,204
0.696%, 10/7/2020	198,113	198,515
WIMC Capital Trust, 4.549%, 10/16/2050
(Acquired 06/21/2012, Cost $999,990) (a)	1,000,000	1,002,188

TOTAL MORTGAGE BACKED SECURITIES (Cost $43,848,617)		44,277,833

MUNICIPAL BONDS - 1.82%
Louisiana Local Government Environmental Facilities &
Community Development Authority, 1.520%, 2/1/2018	557,417	562,963
Metropolitan Council of Minneapolis, 1.200%, 9/1/2017	2,020,000	1,994,669
Port of Seattle, WA, 0.883%, 11/1/2013	1,500,000	1,502,610
State of Ohio, 3.328%, 8/1/2017	1,500,000	1,647,345

TOTAL MUNICIPAL BONDS (Cost $5,749,741)		5,707,587

FOREIGN GOVERNMENT BONDS - 0.76%
Hydro Quebec, 2.000%, 6/30/2016 (b)	900,000	931,755
Province of Ontario Canada, 2.950%, 2/5/2015 (b)	380,000	400,907
Province of Ontario Canada, 1.600%, 9/21/2016 (b)	1,000,000	1,018,019

TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,315,446)		2,350,681

U.S. GOVERNMENT AGENCY ISSUES - 13.10%
Federal Farm Credit Banks, 1.625%, 11/19/2014	250,000	257,381
Federal Home Loan Banks
1.750%, 8/22/2012	250,000	250,555
1.625%, 11/21/2012	250,000	251,423
1.500%, 1/16/2013	250,000	251,668
1.625%, 3/20/2013	250,000	252,441
3.625%, 5/29/2013	500,000	515,254
1.875%, 6/21/2013	125,000	126,957
0.500%, 8/28/2013	1,500,000	1,503,580
5.250%, 9/13/2013	2,000,000	2,117,492
0.375%, 11/27/2013	6,500,000	6,504,290

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS ( CONTINUED)  ●  17

	Principal Amount	Value
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	$100,000	$101,413
0.375%, 11/30/2012	125,000	125,145
4.500%, 1/15/2013	250,000	255,704
0.750%, 3/28/2013	125,000	125,452
1.625%, 4/15/2013	250,000	252,678
3.500%, 5/29/2013	1,100,000	1,132,516
4.500%, 7/15/2013	100,000	104,411
4.125%, 9/27/2013	250,000	261,854
0.875%, 10/28/2013	3,650,000	3,677,203
4.500%, 1/15/2014	100,000	106,343
2.500%, 4/23/2014	250,000	259,736
1.000%, 7/30/2014	500,000	506,166
1.000%, 8/27/2014	3,000,000	3,040,770
2.875%, 2/9/2015	125,000	132,706
1.750%, 9/10/2015	1,000,000	1,037,375
2.000%, 8/25/2016	1,500,000	1,576,144
1.500%, 9/21/2016	750,000	751,543
1.000%, 3/8/2017	6,000,000	6,032,454
Federal National Mortgage Association
1.125%, 7/30/2012	100,000	100,076
0.625%, 9/24/2012	250,000	250,299
4.750%, 11/19/2012	250,000	254,373
0.375%, 12/28/2012	250,000	250,288
1.750%, 2/22/2013	100,000	100,925
0.750%, 2/26/2013	125,000	125,397
1.250%, 8/20/2013	250,000	252,636
0.750%, 12/18/2013	250,000	251,652
2.500%, 5/15/2014	1,500,000	1,559,535
0.625%, 10/30/2014	1,060,000	1,064,692
0.750%, 12/19/2014	3,500,000	3,525,221
2.375%, 7/28/2015	1,000,000	1,055,202
1.250%, 9/28/2016	525,000	534,168

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $40,636,182)		40,835,118

U.S. TREASURY OBLIGATIONS - 17.47%
U.S. Treasury Bills
0.100%, 9/28/2016 (d)(e)	5,000	5,000
0.070%, 9/28/2016 (d)(e)	10,000	9,999
U.S. Treasury Notes
0.375%, 08/31/2012 (e)	14,140,000	14,146,080
4.250%, 09/30/2012 (e)	12,600,000	12,727,474
0.500%, 11/30/2012 (e)	12,640,000	12,656,786
0.625%, 02/28/2013 (e)	14,850,000	14,892,932

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,440,816)		54,438,271

The accompanying notes are an integral part of these consolidated financial statements.

18  ●  CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 3.21%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I , 0.18% (f)	10,002,403	$10,002,403

TOTAL MONEY MARKET FUNDS (Cost $10,002,403)		10,002,403

TOTAL INVESTMENTS (Cost $284,366,303) - 91.69%		285,759,178
Other Assets in Excess of Liabilities - 8.31%		25,902,314
TOTAL NET ASSETS - 100.00%		$311,661,492

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in  a private placement transaction; resale to the public may require registration or may extend only to qualified  institutional buyers. At June 30, 2012, the fair value of these securities total $44,118,448 which represents  14.16% of total net assets.
(b) Foreign issued security.
(c) Variable rate security. The rate reported is the rate in effect as of June 30, 2012.
(d) Zero coupon bond. The rate quoted is the effective yield as of June 30, 2012.
(e) These securities are pledged as collateral for the trading of futures contracts.
(f) The rate quoted is the annualized seven-day effective yield as of June 30, 2012.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS ● 19

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
June 30, 2012 (Unaudited)
				Unrealized
	Contracts	Expiration	Notional	Appreciation/
		Date	Amount	(Depreciation)
LONG FUTURES CONTRACTS
90 Day Australian Bank Bill Future	39	Dec 2012	$39,619,499	$(14,466)
90 Day Australian Bank Bill Future	96	Mar 2013	97,536,856	(23,811)
90 Day Sterling Future	453	Mar 2013	88,053,378	100,292
90 Day Sterling Future	695	Jun 2013	135,106,537	233,101
2 Year Euro Schatz Future	1,407	Sep 2012	196,743,185	(281,796)
2 Year US Treasury Note Future	1,992	Sep 2012	438,613,699	(393,424)
3 Year Australian Bond Future	339	Sep 2012	38,301,994	(116,673)
3 Month Canadian Bankers Acceptance Future	23	Dec 2012	5,581,132	(565)
3 Month Euroswiss Future	29	Dec 2012	7,639,941	(4,925)
3 Month Euro Euribor Future	782	Mar 2013	246,181,062	185,412
3 Month Euro Euribor Future	732	Jun 2013	230,382,688	239,164
3 Month Eurodollar Future	867	Jun 2013	215,557,875	127,425
5 Year Euro Bobl Future	429	Sep 2012	68,345,748	(709,162)
5 Year US Treasury Note Future	1,121	Sep 2012	138,969,025	(109,485)
5 Year US Treasury Note Future*	16	Sep 2012	1,986,875	4,400
10 Year Australian Bond Future	97	Sep 2012	12,455,379	(34,024)
10 Year Canadian Bond Future	390	Sep 2012	53,035,556	352,952
10 Year Euro Bund Future	131	Sep 2012	23,358,517	(424,601)
10 Year US Treasury Note Future	499	Sep 2012	66,554,125	(124,125)
30 Year Euro Buxl Future	31	Sep 2012	5,136,851	(323,032)
Brent Crude Oil Future	13	Aug 2012	1,271,400	93,200
Brent Crude Oil Future	72	Oct 2012	7,038,000	235,400
CAC 40 10 Future	76	Jul 2012	3,070,008	141,490
CME 3 Month Eurodollar Future	151	Mar 2013	37,551,813	(3,888)
Corn Future	144	Dec 2012	4,570,200	38,413
Crude Oil Future	259	Sep 2012	22,110,830	745,290
Euro-BTP Italian Bond Future	31	Sep 2012	3,941,104	95,685
FTSE 100 Index Future	73	Sep 2012	6,314,373	55,363
FTSE/JSE Top 40 Index Future	386	Sep 2012	13,950,857	(279,664)
Gilt Future	145	Sep 2012	27,048,832	(112,935)
Gold Future	32	Aug 2012	5,133,440	48,000
Japanese Government 10-year Future	88	Sep 2012	158,187,527	115,594
LME Aluminum Future	48	Sep 2012	2,291,400	(15,088)
LME Lead Future	7	Sep 2012	325,413	(8,344)
LME Nickel Future	14	Sep 2012	1,405,236	(3,048)
LME TIN Future	3	Sep 2012	281,715	(12,600)
LME ZINC Future	16	Sep 2012	751,800	10,538
Mexico Bolsa Index Future	27	Sep 2012	818,722	36,783
Mini DJIA Future	35	Sep 2012	2,242,800	12,225
NASDAQ 100 E-Mini Future	150	Sep 2012	7,837,500	115,120
Nikkei 225 Index Future	30	Sep 2012	1,684,181	32,401
OMX 30 Index Future	124	Jul 2012	1,844,104	71,678
S&P 500 E-Mini Future	47	Sep 2012	3,191,888	42,750
SET 50 Index Future	42	Sep 2012	1,076,052	25,538

The accompanying notes are an integral part of these consolidated financial statements.

20  ●  CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS (CONTINUED)

				Unrealized
	Contracts	Expiration	Notional	Appreciation/
		Date	Amount	(Depreciation)
Soybean Future	83	Nov 2012	$5,925,163	$81,113
Soybean Future	129	Dec 2012	5,328,990	238,700
Topix Index Future	52	Sep 2012	5,002,565	105,336
U.S. Long Bond Future	187	Sep 2012	27,670,166	(258,219)
Wheat Future	12	Dec 2012	466,050	(2,563)

Total Long Futures Contracts			$2,467,492,051	$326,925

				Unrealized
	Contracts	Expiration	Notional	Appreciation/
		Date	Amount	(Depreciation)
SHORT FUTURES CONTRACTS
Amsterdam Index Future	(30)	Jul 2012	(2,332,954)	$(100,316)
Cocoa Future	(136)	Sep 2012	(3,115,760)	(78,270)
Coffee Future	(81)	Sep 2012	(5,185,013)	(450,544)
Copper Future	(58)	Sep 2012	(5,069,925)	(277,163)
Corn Future	(31)	Sep 2012	(974,175)	(84,338)
Cotton Future	(119)	Dec 2012	(4,244,135)	(105,980)
Crude Oil Future	(108)	Aug 2012	(10,562,400)	(405,160)
Crude Oil Future	(346)	Aug 2012	(29,396,160)	(1,113,130)
Crude Oil Future	(36)	Sep 2012	(3,073,320)	(97,200)
Crude Oil Future	(113)	Sep 2012	(11,060,440)	(477,680)
Crude Oil Future	(25)	Feb 2013	(2,189,000)	(76,940)
DAX Index Future	(5)	Sep 2012	(1,014,221)	(11,136)
FTSE/MIB Index Future	(33)	Sep 2012	(2,985,118)	(238,155)
Gas Oil Future	(38)	Aug 2012	(3,204,350)	(109,275)
Gas Oil Future	(121)	Jul 2012	(10,266,850)	(397,750)
Hang Seng Index Future	(7)	Jul 2012	(877,442)	(21,584)
Hard Red Winter Wheat Future	(18)	Dec 2012	(700,650)	(80,263)
Heating Oil Future	(27)	Sep 2012	(3,074,954)	(78,687)
Heating Oil Future	(102)	Aug 2012	(11,609,212)	(433,486)
H-Shares Index Future	(63)	Jul 2012	(3,872,357)	(36,846)
Ibex 35 Index Future	(31)	Jul 2012	(2,740,609)	(147,480)
ISE 30 Futures	(49)	Aug 2012	(207,813)	(5,398)
KOSPI 200 Index Future	(31)	Sep 2012	(3,325,053)	51,927
Lean Hogs Future	(47)	Aug 2012	(1,781,770)	(130,810)
Live Cattle Future	(109)	Aug 2012	(5,251,620)	(55,810)
LME Aluminum Future	(261)	Sep 2012	(12,459,488)	655,956
LME Copper Future	(28)	Sep 2012	(5,382,650)	(102,575)
LME Lead Future	(133)	Sep 2012	(6,182,838)	169,700
LME Nickel Future	(64)	Sep 2012	(6,423,936)	(15,078)
LME Tin Future	(12)	Sep 2012	(1,126,860)	26,420
LME Zinc Future	(230)	Sep 2012	(10,807,125)	(52,900)
MSCI Singapore Index Future	(6)	Jul 2012	(314,600)	(8,526)
MSCI Taiwan Index Future	(34)	Jul 2012	(861,560)	(26,580)
Natural Gas Future	(3)	Sep 2012	(84,990)	(1,320)
Natural Gas Future	(34)	Aug 2012	(960,160)	(32,970)

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF FUTURE S CONTRACTS (CONTINUED)  ● 21

				Unrealized
	Contracts	Expiration	Notional	Appreciation/
		Date	Amount	(Depreciation)
Natural Gas Future	(63)	Oct 2012	$(1,812,510)	$(185,020)
Natural Gas Future	(63)	Nov 2012	(1,947,330)	(210,690)
Palladium Future	(33)	Sep 2012	(1,929,015)	51,095
Platinum Future	(58)	Oct 2012	(4,211,960)	(52,305)
RBOB Gasoline Future	(9)	Aug 2012	(994,820)	(58,766)
RBOB Gasoline Future	(8)	Sep 2012	(859,320)	(35,196)
Rubber Future	(39)	Dec 2012	(574,742)	-
Russell 200 Mini Future	(49)	Sep 2012	(3,906,280)	(133,010)
S&P/TSX 60 Index Future	(67)	Sep 2012	(8,694,667)	(152,130)
SGX CNX Nifty Index Future	(221)	Jul 2012	(2,340,169)	(82,672)
Silver Future	(15)	Sep 2012	(2,070,900)	(5,175)
Soybean Oil Future	(119)	Dec 2012	(3,789,912)	(195,840)
SPI 200 Index Future	(14)	Sep 2012	(1,453,318)	(12,026)
STOXX 50 Index Future	(10)	Sep 2012	(285,371)	1,519
Sugar #11 Future	(219)	Oct 2012	(5,153,333)	(395,304)
TAIEX Bank and Insurance Future	(36)	Jul 2012	(914,064)	(1,205)
Taiex Electronics Future	(8)	Jul 2012	(288,519)	(4,725)
Taiwan Stock Exchange Future	(25)	Jul 2012	(1,190,229)	(15,192)
VIX Future	(81)	Jul 2012	(1,579,500)	194,450

Total Short Futures Contracts			$(216,715,467)	$(5,641,539)
Total Futures Contracts			$2,250,776,584	$(5,314,614)

* Long futures contract held by LoCorr Managed Futures Strategy Fund. The total balance of unrealized depreciation on futures contracts held by Millburn Diversified Plus L.P. is $(5,319,014).

The accompanying notes are an integral part of these consolidated financial statements.

22  ●  CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2012 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS
Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Sept 2012	AUD/CHF	AUD	19,570,000	CHF	(19,887,243)	$219,613
Sept 2012	AUD/EUR	AUD	20,857,311	EUR	(21,195,422)	235,570
Sept 2012	AUD/GBP	AUD	12,215,839	GBP	(12,413,866)	193,293
Sept 2012	AUD/USD	AUD	15,870,000	USD	(16,127,263)	434,811
Sept 2012	BRL/USD	BRL	4,020,000	USD	(1,969,621)	54,184
Sept 2012	CAD/USD	CAD	9,400,000	USD	(9,220,369)	24,733
Sept 2012	CHF/AUD	CHF	2,588,856	AUD	(2,733,242)	5,690
Sept 2012	CHF/NO	CHF	3,790,000	NO	(4,001,377)	62,996
Sept 2012	CHF/USD	CHF	18,310,000	USD	(19,331,189)	41,567
Sept 2012	CLP/USD	CLP	1,456,000,000	USD	(2,874,743)	34,378
Sept 2012	COP/USD	COP	20,180,000,000	USD	(11,166,791)	222,223
Sept 2012	CZK/USD	CZK	42,950,000	USD	(2,130,145)	28,617
Sept 2012	EUR/AUD	EUR	2,270,000	AUD	(2,874,772)	2,081
Sept 2012	EUR/CZK	EUR	4,020,000	CZK	(5,091,005)	82,023
Sept 2012	EUR/NO	EUR	1,900,000	NO	(2,406,196)	1,742
Sept 2012	EUR/PLN	EUR	8,640,000	PLN	(10,941,862)	212,275
Sept 2012	EUR/RON	EUR	7,220,000	RON	(9,143,546)	63,270
Sept 2012	EUR/SEK	EUR	1,880,000	SEK	(2,380,868)	1,724
Sept 2012	EUR/TRY	EUR	600,000	TRY	(759,852)	550
Sept 2012	EUR/USD	EUR	74,920,000	USD	(94,880,124)	592,971
Sept 2012	GBP/AUD	GBP	1,730,000	AUD	(2,713,085)	3,652
Sept 2012	GBP/USD	GBP	8,170,000	USD	(12,812,661)	99,681
Sept 2012	HUF/EUR	HUF	1,256,680,200	EUR	(5,502,208)	135,266
Sept 2012	IDR/USD	IDR	308,000,000	USD	(32,464)	179
Sept 2012	ILS/USD	ILS	890,000	USD	(226,893)	873
Sept 2012	JPY/USD	JPY	3,612,000,000	USD	(45,280,731)	(193,673)
Sept 2012	KRW/USD	KRW	1,828,000,000	USD	(1,592,473)	19,082
Sept 2012	MXN/USD	MXN	69,530,000	USD	(5,158,948)	23,167
Sept 2012	MYR/USD	MYR	630,000	USD	(198,720)	1,752
Sept 2012	NO/CHF	NO	143,062,848	CHF	(23,935,318)	434,157
Sept 2012	NO/EUR	NO	110,644,776	EUR	(18,511,570)	279,017
Sept 2012	NO/USD	NO	80,990,000	USD	(13,550,138)	6,374
Sept 2012	NZD/USD	NZD	14,040,000	USD	(11,196,302)	201,549
Sept 2012	PHP/USD	PHP	136,090,000	USD	(3,231,927)	47,248
Sept 2012	PLN/EUR	PLN	30,792,009	EUR	(9,132,928)	124,460
Sept 2012	PLN/USD	PLN	7,480,000	USD	(2,218,572)	34,820
Sept 2012	RON/EUR	RON	12,079,050	EUR	(3,400,580)	17,220
Sept 2012	RUB/USD	RUB	11,310,000	USD	(344,254)	(1,269)
Sept 2012	SEK/EUR	SEK	128,154,768	EUR	(18,461,063)	346,001
Sept 2012	SEK/USD	SEK	103,800,000	USD	(14,952,688)	152,273
Sept 2012	SGD/USD	SGD	5,260,000	USD	(4,151,354)	30,249
Sept 2012	TRY/EUR	TRY	51,615,244	EUR	(28,073,935)	102,950
Sept 2012	TRY/USD	TRY	13,790,000	USD	(7,500,489)	117,034

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF FORWAR D CURRENCY CONTRACTS ( CONTINUED) ● 23

Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Sept 2012	USD/BRL	USD	9,985,329	BRL	(9,985,329)	-
Sept 2012	USD/CAD	USD	12,276,729	CAD	(12,276,729)	-
Sept 2012	USD/CHF	USD	33,794,920	CHF	(33,794,920)	-
Sept 2012	USD/CLP	USD	12,384,250	CLP	(12,384,250)	-
Sept 2012	USD/COP	USD	1,489,297	COP	(1,489,297)	-
Sept 2012	USD/CZK	USD	4,429,327	CZK	(4,429,327)	-
Sept 2012	USD/EUR	USD	111,111,759	EUR	(111,111,759)	-
Sept 2012	USD/GBP	USD	11,353,910	GBP	(11,353,910)	-
Sept 2012	USD/IDR	USD	1,805,296	IDR	(1,805,296)	-
Sept 2012	USD/ILS	USD	14,607,990	ILS	(14,607,990)	-
Sept 2012	USD/INR	USD	6,067,118	INR	(6,067,118)	-
Sept 2012	USD/JPY	USD	60,169,035	JPY	(60,169,035)	-
Sept 2012	USD/KRW	USD	16,908,397	KRW	(16,908,397)	-
Sept 2012	USD/MXN	USD	9,794,698	MXN	(9,794,698)	-
Sept 2012	USD/MYR	USD	973,573	MYR	(973,573)	-
Sept 2012	USD/NO	USD	15,644,391	NO	(15,644,391)	-
Sept 2012	USD/NZD	USD	6,076,536	NZD	(6,076,536)	-
Sept 2012	USD/PHP	USD	842,536	PHP	(842,536)	-
Sept 2012	USD/PLN	USD	3,639,685	PLN	(3,639,685)	-
Sept 2012	USD/RUB	USD	3,245,469	RUB	(3,245,469)	-
Sept 2012	USD/SEK	USD	15,374,068	SEK	(15,374,068)	-
Sept 2012	USD/SGD	USD	5,747,740	SGD	(5,747,740)	-
Sept 2012	USD/ZAR	USD	7,869,395	ZAR	(7,869,395)	-
Sept 2012	ZAR/EUR	ZAR	58,067,617	EUR	(7,023,787)	61,586
Sept 2012	ZAR/USD	ZAR	28,530,000	USD	(3,450,954)	30,670
Total Long Forward Currency Contracts						$4,588,629

SHORT FORWARD CURRENCY CONTRACTS
Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Sept 2012	AUD/CHF	AUD	(2,690,000)	CHF	2,733,607	$(6,055)
Sept 2012	AUD/EUR	AUD	(2,828,874)	EUR	2,874,732	(2,042)
Sept 2012	AUD/GBP	AUD	(2,669,909)	GBP	2,713,190	(3,757)
Sept 2012	AUD/USD	AUD	(6,410,000)	USD	6,513,910	(109,140)
Sept 2012	BRL/USD	BRL	(20,580,000)	USD	10,083,284	(97,955)
Sept 2012	CAD/USD	CAD	(12,630,000)	USD	12,388,644	(111,915)
Sept 2012	CHF/AUD	CHF	(18,539,381)	AUD	19,573,363	94,267
Sept 2012	CHF/NO	CHF	(22,500,000)	NO	23,754,875	(253,714)
Sept 2012	CHF/USD	CHF	(32,410,000)	USD	34,217,578	(422,657)
Sept 2012	CLP/USD	CLP	(6,526,500,000)	USD	12,885,997	(501,747)
Sept 2012	COP/USD	COP	(2,677,000,000)	USD	1,481,343	7,953
Sept 2012	CZK/EUR	CZK	(103,798,930)	EUR	5,148,003	(139,021)
Sept 2012	CZK/USD	CZK	(92,140,000)	USD	4,569,768	(140,441)
Sept 2012	EUR/AUD	EUR	(16,490,000)	AUD	20,883,252	76,599
Sept 2012	EUR/HUF	EUR	(4,220,000)	HUF	5,344,289	22,653
Sept 2012	EUR/NO	EUR	(14,500,000)	NO	18,363,078	(130,525)
Sept 2012	EUR/PLN	EUR	(7,120,000)	PLN	9,016,904	(8,437)

The accompanying notes are an integral part of these consolidated financial statements.

24 ● CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS (CONTINUED)

Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Sept 2012	EUR/RON	EUR	(2,690,000)	RON	3,406,668	$(23,308)
Sept 2012	EUR/SEK	EUR	(14,370,000)	SEK	18,198,443	(83,381)
Sept 2012	EUR/TRY	EUR	(21,960,000)	TRY	27,810,565	160,420
Sept 2012	EUR/USD	EUR	(88,600,000)	USD	112,204,738	(1,092,980)
Sept 2012	EUR/ZAR	EUR	(5,490,000)	ZAR	6,952,641	9,560
Sept 2012	GBP/AUD	GBP	(7,780,000)	AUD	12,201,041	19,532
Sept 2012	GBP/USD	GBP	(7,320,000)	USD	11,479,643	(125,732)
Sept 2012	IDR/USD	IDR	(17,437,000,000)	USD	1,837,911	(32,615)
Sept 2012	ILS/USD	ILS	(57,210,000)	USD	14,584,900	23,089
Sept 2012	INR/USD	INR	(342,810,000)	USD	6,076,970	(9,852)
Sept 2012	JPY/USD	JPY	(4,764,000,000)	USD	59,722,426	446,609
Sept 2012	KRW/USD	KRW	(19,935,000,000)	USD	17,366,495	(458,098)
Sept 2012	MXN/USD	MXN	(141,710,000)	USD	10,514,518	(719,821)
Sept 2012	MYR/USD	MYR	(3,090,000)	USD	974,673	(1,099)
Sept 2012	NO/CHF	NO	(23,955,958)	CHF	4,007,983	(69,602)
Sept 2012	NO/EUR	NO	(14,366,470)	EUR	2,403,601	853
Sept 2012	NO/USD	NO	(95,490,000)	USD	15,976,080	(331,689)
Sept 2012	NZD/USD	NZD	(7,730,000)	USD	6,164,346	(87,809)
Sept 2012	PHP/USD	PHP	(36,010,000)	USD	855,182	(12,646)
Sept 2012	PLN/EUR	PLN	(38,635,002)	EUR	11,459,164	(729,577)
Sept 2012	PLN/USD	PLN	(13,170,000)	USD	3,906,230	(266,545)
Sept 2012	RON/EUR	RON	(32,621,404)	EUR	9,183,809	(103,533)
Sept 2012	RUB/USD	RUB	(111,410,000)	USD	3,391,100	(145,630)
Sept 2012	SEK/EUR	SEK	(16,519,466)	EUR	2,379,677	(532)
Sept 2012	SEK/USD	SEK	(111,350,000)	USD	16,040,288	(666,219)
Sept 2012	SGD/USD	SGD	(7,390,000)	USD	5,832,416	(84,675)
Sept 2012	TRY/EUR	TRY	(1,399,350)	EUR	761,117	(1,816)
Sept 2012	USD/AUD	USD	(15,692,453)	AUD	15,692,453	-
Sept 2012	USD/BRL	USD	(1,915,437)	BRL	1,915,437	-
Sept 2012	USD/CAD	USD	(9,195,635)	CAD	9,195,635	-
Sept 2012	USD/CHF	USD	(19,289,622)	CHF	19,289,622	-
Sept 2012	USD/CLP	USD	(2,840,365)	CLP	2,840,365	-
Sept 2012	USD/COP	USD	(10,944,568)	COP	10,944,568	-
Sept 2012	USD/CZK	USD	(2,101,528)	CZK	2,101,528	-
Sept 2012	USD/EUR	USD	(94,287,153)	EUR	94,287,153	-
Sept 2012	USD/GBP	USD	(12,712,980)	GBP	12,712,980	-
Sept 2012	USD/IDR	USD	(32,285)	IDR	32,285	-
Sept 2012	USD/ILS	USD	(226,020)	ILS	226,020	-
Sept 2012	USD/JPY	USD	(45,474,404)	JPY	45,474,404	-
Sept 2012	USD/KRW	USD	(1,573,391)	KRW	1,573,391	-
Sept 2012	USD/MXN	USD	(5,135,781)	MXN	5,135,781	-
Sept 2012	USD/MYR	USD	(196,967)	MYR	196,967	-
Sept 2012	USD/NO	USD	(13,543,765)	NO	13,543,765	-
Sept 2012	USD/NZD	USD	(10,994,753)	NZD	10,994,753	-
Sept 2012	USD/PHP	USD	(3,184,680)	PHP	3,184,680	-
Sept 2012	USD/PLN	USD	(2,183,752)	PLN	2,183,752	-
Sept 2012	USD/RUB	USD	(345,523)	RUB	345,523	-
Sept 2012	USD/SEK	USD	(14,800,415)	SEK	14,800,415	-
Sept 2012	USD/SGD	USD	(4,121,105)	SGD	4,121,105	-

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS (CONTINUED) ● 25

Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Sept 2012	USD/TRY	USD	(7,383,455)	TRY	7,383,455	$ -
Sept 2012	USD/ZAR	USD	(3,420,284)	ZAR	3,420,284	-
Sept 2012	ZAR/USD	ZAR	(68,820,000)	USD	8,324,382	(454,987)
Total Short Forward Currency Contracts						$(6,568,017)

Total Forward Currency Contracts						$(1,979,388)

	Currency		Currency		Currency
Currency	Descriptions	Currency	Descriptions	Currency	Descriptions
AUD	Australian dollar	IDR	Indoneasian rupiah	PLN	Polish zloty
BRL	Brazil real	ILS	Isreali shekel	RON	Romanian leu
CAD	Canadian dollar	INR	Indian rupee	RUB	Russian ruble
CHF	Swiss franc	JPY	Japanese yen	SEK	Swedish krona
CLP	Chilean peso	KRW	Korean won	SGD	Singapore dollar
COP	Colombian peso	MXN	Mexican peso	TRY	Turkish lira
CZK	Czech koruna	MYR	Malaysian ringgit	USD	United States dollar
EUR	Euro	NO	Norwegian krone	ZAR	South African rand
GBP	British pound	NZD	New Zealand dollar
HUF	Hungarian forint	PHP	Philippine peso

The accompanying notes are an integral part of these consolidated financial statements.

26 ● PORTFOLIO COMPOSITION

LoCorr Long/Short Commodities Strategy Fund Consolidated Portfolio Composition

As of June 30, 2012[1] (Unaudited)

U.S. Treasury Obligations 1.20%
Asset Backed Securities 1.98%
Foreign Government Bonds 0.43%
Municipal Bonds 3.38%
Mortgage Backed Securities 5.45%
Corporate Bonds 6.30%
U.S. Government Agency Issues 44.90%
Money Market Funds 14.44%
Partnership 21.92%

[1] As a percentage of total investments.

Net consolidated portfolio composition of futures and forward currency contracts

As of June 30, 2012[2] (Unaudited)

Metals -13.97%
Grains -23.94%
Livestock 13.64%
Energy 83.41%
Softs 40.86%

2 As a percentage of total unrealized gain (loss) on futures contracts and forward currency contracts held by Millburn Commodity Plus L.P.

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS ● 27

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2012 (Unaudited)
	Principal Amount	Value
ASSET BACKED SECURITIES - 1.96%
AmeriCredit Automobile Receivables Trust, 0.710%, 12/8/2015	$25,000	$25,000
Bank of America Auto Trust, 0.780%, 6/15/2016	10,000	10,022
CNH Equipment Trust, 0.860%, 9/15/2017	15,000	15,017
GE Equipment Small Ticket LLC, 1.040%, 9/21/2015
(Acquired on 5/22/2012, Cost $14,997) (a)	15,000	15,026
Navistar Financial Corp. Owner Trust, 0.850%, 3/18/2015
(Acquired on 6/20/2012, Cost $25,000) (a)	25,000	24,992
Santander Drive Auto Receivables Trust, 0.790%, 8/17/2015	25,000	24,993
TOTAL ASSET BACKED SECURITIES (Cost $114,993)		115,050

CORPORATE BONDS - 6.21%
Construction - 0.26%
ABB Treasury Center USA, Inc., 2.500%, 6/15/2016
(Acquired on 6/19/2012, Cost $15,513) (a)	15,000	15,514
Finance and Insurance - 2.34%
American Express Credit Corp., 2.800%, 9/19/2016	10,000	10,432
Berkshire Hathaway Finance Corp., 1.600%, 5/15/2017	10,000	10,070
Boston Properties LP, 5.000%, 6/1/2015	10,000	10,865
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	10,000	10,056
Dragon 2012 LLC, 1.972%, 3/12/2024	25,000	24,901
Helios Leasing I LLC, 2.018%, 5/29/2024	25,000	24,967
John Deere Capital Corp., 0.950%, 6/29/2015	15,000	15,025
PNC Funding Corp., 2.700%, 9/19/2016	10,000	10,364
Toyota Motor Credit Corp., 2.050%, 1/12/2017	10,000	10,221
Vornado Realty LP, 4.250%, 4/1/2015	10,000	10,546
		137,447
Information - 0.32%
AT&T, Inc., 1.700%, 6/1/2017	10,000	10,046
Comcast Corp., 4.950%, 6/15/2016	8,000	8,981
		19,027
Management of Companies and Enterprises - 0.19%
BAE Systems Holdings, Inc., 5.200%, 8/15/2015
(Acquired on 6/4/2012, Cost $10,873) (a)	10,000	10,880
Manufacturing - 1.29%
Baxter International, Inc., 1.850%, 1/15/2017	10,000	10,218
Covidien International Finance SA, 1.350%, 5/29/2015 (b)	7,000	7,009
Kellogg Co., 1.750%, 5/17/2017	10,000	9,999
Kraft Foods Group, Inc., 1.625%, 6/4/2015
(Acquired on 5/30/2012, Cost $9,974) (a)	10,000	10,106
Lockheed Martin Corp., 2.125%, 9/15/2016	10,000	10,236
Parker Hannifin Corp., 5.500%, 5/15/2018	10,000	11,956
Thermo Fisher Scientific, Inc., 5.000%, 6/1/2015	10,000	11,167
United Technologies Corp., 1.200%, 6/1/2015	5,000	5,058
		75,749

The accompanying notes are an integral part of these consolidated financial statements.

28 ● CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal Amount	Value
Mining, Quarrying, and Oil and Gas Extraction - 0.60%
Devon Energy Corp., 1.875%, 5/15/2017	$10,000	$10,002
Rio Tinto Finance USA PLC, 2.000%, 3/22/2017 (b)	10,000	10,194
Total Capital International SA, 1.550%, 6/28/2017 (b)	15,000	15,035
		35,231
Transportation & Warehousing - 0.43%
VRG Linhas Aereas SA, 1.000%, 6/30/2014 (b)	25,000	24,995
Utilities - 0.78%
McDonald’s Corp., 5.800%, 10/15/2017	10,000	12,145
Southern California Edison Co., 4.650%, 4/1/2015	15,000	16,410
Wisconsin Electric Power Co., 6.250%, 12/1/2015	15,000	17,517
		46,072
TOTAL CORPORATE BONDS (Cost $364,450)		364,915

MORTGAGE BACKED SECURITIES - 5.38%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.727%, 5/10/2045	20,000	22,801
Bear Stearns Commercial Mortgage Securities, 5.537%, 10/12/2041	25,000	28,567
Credit Suisse Mortgage Capital Certificates, 5.416%, 2/15/2039	10,000	11,176
Fannie Mae Pool
1.490%, 6/1/2017	25,000	25,245
3.000%, 4/1/2027	19,791	20,770
3.000%, 4/1/2027	9,899	10,389
FHLMC Multifamily Structured Pass Through Certificates
2.130%, 1/25/2019	30,000	30,598
2.086%, 3/25/2019	25,000	25,533
Freddie Mac Gold Pool
3.000%, 4/1/2027	4,953	5,190
3.000%, 4/1/2027	19,736	20,760
3.000%, 4/1/2027	14,852	15,632
3.000%, 5/1/2027	24,894	26,255
LB-UBS Commercial Mortgage Trust, 5.372%, 9/15/2039	15,000	17,039
Morgan Stanley Capital I, Inc., 5.162%, 10/12/2052	25,000	27,860
Temporary Deal Collateral Strip Interest Series KL-UF89 , 4.530%, 8/1/2062	25,000	27,825
TOTAL MORTGAGE BACKED SECURITIES (Cost $314,160)		315,640

MUNICIPAL BONDS - 3.34%
City of Columbus, OH., 4.090%, 7/1/2017	25,000	27,974
City of El Paso, TX., 3.610%, 8/15/2014	50,000	52,968
Massachusetts Health & Educational Facilities Authority, 5.260%, 10/1/2018	60,000	72,059
State of Washington, 3.040%, 2/1/2017	40,000	42,837
TOTAL MUNICIPAL BONDS (Cost $195,292)		195,838

FOREIGN GOVERNMENT BONDS - 0.43%
Petroleos Mexicanos, 2.000%, 12/20/2022 (b)	25,000	25,048
TOTAL FOREIGN GOVERNMENT BONDS (Cost $25,000)		25,048

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS ( CONTINUED) ● 29

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 44.30%
Dus 5-4 1/2 Full Io, 1.500%, 7/1/2042 (c)	$35,000	$35,335
Federal Home Loan Banks
0.375%, 1/29/2014	325,000	325,126
1.375%, 5/28/2014	275,000	280,564
Federal Home Loan Mortgage Corp
1.625%, 4/15/2013	195,000	197,089
0.500%, 4/17/2015	375,000	375,023
1.250%, 5/12/2017	195,000	197,577
1.000%, 7/28/2017	75,000	74,961
2.160%, 7/1/2042 (c)	20,000	20,760
2.350%, 7/1/2042 (c)	25,000	26,013
2.430%, 7/1/2042 (c)	25,000	26,080
2.550%, 7/1/2042 (c)	25,000	26,153
2.160%, 9/1/2042 (c)	25,000	25,753
Federal National Mortgage Association
0.500%, 8/9/2013	200,000	200,477
2.750%, 3/13/2014	240,000	249,737
0.500%, 5/27/2015	425,000	424,690
0.500%, 7/2/2015	35,000	34,957
2.380%, 1/1/2030 (c)	25,000	25,815
2.300%, 9/1/2042 (c)	25,000	25,783
Ginnie Mae II Pool, 5.306%, 7/20/2060	25,922	29,456
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,596,320)		2,601,349

U.S. TREASURY OBLIGATION - 1.18%
United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/2017	65,846	69,508
TOTAL U.S. TREASURY OBLIGATION (Cost $69,853)		69,508

PARTNERSHIP - 21.62%	Shares
Millburn Commodities Plus LP (d)(e)	1,594	1,269,763
TOTAL PARTNERSHIP (Cost $1,491,700)		1,269,763

MONEY MARKET FUNDS - 14.25%
Fidelity Institutional Money Market Portfolio - Class I , 0.18% (f)	836,609	836,609
TOTAL MONEY MARKET FUNDS (Cost $836,609)		836,609

TOTAL INVESTMENTS (Cost $6,008,377) - 98.67%		5,793,720
Other Assets in Excess of Liabilities - 1.33%		77,973
TOTAL NET ASSETS - 100.00%		$5,871,693

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified   institutional buyers. At June 30, 2012, the fair value of these securities total $76,518 which represents 1.30% of   total net assets.
(b) Foreign issued security.
(c) When-issued security. As of June 30, 2012, these securities represented $211,692 or 3.61% of total net assets.
(d) This investment is a holding of LCLSCS Fund Limited. See Note 1.
(e) Non-income producing security.
(f) The rate quoted is the annualized seven-day effective yield as of June 30, 2012.

The accompanying notes are an integral part of these consolidated financial statements.

30 ● CONSOLIDATED FINANCIAL STATEMENTS

LoCorr Managed Futures Strategy Fund
Consolidated Statement of Assets & Liabilities
June 30, 2012 (Unaudited)

Assets
Investments, at value (cost $284,366,303)	$285,759,178
Cash	35,544,233
Receivable for Fund shares sold	5,087,587
Receivables for securities sold	2,284,056
Interest receivable	1,360,012
Unrealized gain on futures contracts	4,730,029
Unrealized gain on forward currency contracts	5,645,107
Prepaid expenses and other assets	108,779
Total Assets	$340,518,981
Liabilities
Cash overdraft denominated in foreign currencies (cost $519,494)	$523,161
Payable for securities purchased	9,218,661
Payable for Fund shares redeemed	191,971
Payable for variation margin on futures	3,375
Accrued management fees	861,133
Accrued Trustees’ fees	14,723
Accrued Rule 12b-1 fees	215,890
Unrealized loss on futures contracts	10,049,043
Unrealized gain on forward currency contracts	7,624,495
Accrued expenses and other liabilities	155,037
Total Liabilities	$28,857,489
Net Assets	$311,661,492
Net Assets Consist of:
Paid-in capital	$327,302,021
Accumulated net investment loss	(10,859,067)
Accumulated net realized gain on investments	(1,351,582)
Net unrealized appreciation of investments	1,392,875
Net unrealized depreciation of futures contracts	(5,314,614)
Net unrealized depreciation of forward currency contracts	(1,979,388)
Controlling interest of the Fund	309,190,245
Non-controlling interest	2,471,247
NET ASSETS	$311,661,492
Class A Shares 1
Net assets	$129,615,366
Shares issued and outstanding (unlimited shares authorized)	14,727,390
Net asset value, redemption, and minimum offering price per share (a)(b)	$8.80
Maximum offering price per share ($8.80/0.9425) (c)	$9.34
Class C Shares 1
Net assets	$57,405,468
Shares issued and outstanding (unlimited shares authorized)	6,583,311
Net asset value, redemption, and offering price per share (a)(b)	$8.72
Class I Shares 1
Net assets	$122,169,411
Shares issued and outstanding (unlimited shares authorized)	13,835,946
Net asset value, redemption, and offering price per share (b)	$8.83

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS ●  31

LoCorr Managed Futures Strategy Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest	$2,069,449
Total Investment Income	2,069,449
Expenses
Management fees (Note 5)	2,917,345
Fund administration fees	88,574
Fund accounting fees	55,319
Trustees’ fees	36,703
Transfer agent fees and expenses	173,634
Custodian fees	5,528
Registration expenses	49,971
Rule 12b-1 fees - Class A (Note 5)	120,563
Rule 12b-1 fees - Class C (Note 5)	229,934
Legal and audit fees	53,126
Printing and mailing expenses	14,160
Offering costs and expenses	10,650
Other expenses	271,474
Total expenses before interest expense and reimbursements	4,026,981
Interest expense	403,954
Plus expense recoupment by Adviser	142,490
Net Expenses	4,573,425
Net Investment Loss	(2,503,976)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	192,854
Net realized gain on futures contracts	821,113
Net realized loss on forward currency contracts	(2,321,418)
Net change in unrealized appreciation of investments and foreign currency	1,426,936
Net change in unrealized depreciation of futures contracts	(7,358,667)
Net change in unrealized depreciation of forward currency contracts	(3,091,920)
Net realized and unrealized loss on investments, futures contracts and
forward currency contracts	(10,331,102)
Net Decrease in Net Assets From Operations 2	$(12,835,078)

1	Share class information on the consolidated statement of assets and liabilities does not include non-controlling interest.
(a) A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.
(b) Redemptions made within 30 days of purchase may be assessed a redemptions fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.
2	Net decrease in net assets from operations attributable to the controlling interest and non-controlling interest was $(12,452,500) and $(382,578), respectively.

The accompanying notes are an integral part of these consolidated financial statements.

32  ●  CONSOLIDATED FINANCIAL STATEMENTS

LoCorr Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended	Period Ended
	June 30, 2012	December 31, 2011*
	(Unaudited)
Operations
Net investment loss	$(2,503,976)	$(1,842,028)
Net realized gain loss on investments,futures contracts and
forward currency contracts	(1,307,451)	(7,310,185)
Net change in unrealized appreciation (depreciation) of
investments, futures contracts and forward
currency contracts	(9,023,651)	3,122,524
Decrease in Net Assets From Operations	(12,835,078)	(6,029,689)

Capital Transactions (Note 6) - Controlling Interest
Proceeds from shares sold	153,622,240	212,354,656
Reinvestment of distributions	-	-
Cost of shares redeemed	(33,827,800)	(6,052,572)
Redemption Fees	9,616	4,925
Increase in Net Assets From Capital Transactions -
Controlling Interest	119,804,056	206,307,009

Capital Transactions - Non-controlling Interest
Proceeds from Contributions	1,796,099	3,385,500
Withdrawals	(66,405)	(800,000)
Total Increase in Net Assets From Capital
Transactions - Non-controlling interest	1,729,694	2,585,500
Total Increase in Net Assets	108,698,672	202,862,820

Net Assets
Beginning of period	202,962,820	100,000
End of period (including accumulated net investment
loss of $10,859,067 and $8,355,091, respectively)	$311,661,492	$202,962,820

* Period from March 22, 2011 (commencement of operations) through December 31, 2011

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS  ●  33

LoCorr Managed Futures Strategy Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period) do not include non-controlling interest
			Period from
	Six Months		March 22, 20111
	Ended		through
	June 30, 20122		December 31, 20112
	(Unaudited)
Per Share
Net asset value, beginning of period	$9.33		$10.00
Income (loss) from investment operations:
Net investment income (loss)3	(0.09)		(0.22)
Net realized and unrealized gain (loss)	(0.44)		(0.45)
Total from Investment Operations	(0.53)		(0.67)
Distributions to shareholders from:
Net investment income	-		-
Net realized gains on investments sold	-		-
Total Distributions	-		-
Redemption Fees4	-		-
Net Asset Value, End of Period	$8.80		$9.33
Total Investment Return5	-5.68%		-6.70%
Net Assets, End of Period, in Thousands	$129,615		$71,532
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery6	3.47%		4.15%
After expense reimbursement or recovery6	3.59%		3.93%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.83	) %	(3.18	) %
After expense reimbursement or recovery	(1.95	) %	(2.96	) %
Portfolio turnover rate	12.63%		18.22%

1	Commencement of share class operations.
2	All ratios have been annualized except total investment return and portfolio turnover.
3	Net investment income per share is based on average shares outstanding.
4	Amount represents less than $0.005 per share.
5	Total return excludes the effect of applicable sales charges.
6 The ratio of expenses to average net assets included interest expense on short positions. The before expense reimbursement and after expense reimbursement ratio excluding interest on short positions were 3.16% and 3.28% respectively, for the six month period ended June 30, 2012 and 4.15% and 3.93% respectively, for the period ended December 31, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

34 ●  CONSOLIDATED FINANCIAL HIGHLIGHTS

LoCorr Managed Futures Strategy Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period) do not include non-controlling interest
			Period from
	Six Months		March 24, 20111
	Ended		through
	June 30, 20122		December 31, 20112
	(Unaudited)
Per Share
Net asset value, beginning of period	$9.28		$10.00
Income (loss) from investment operations:
Net investment income (loss)3	(0.12)		(0.27)
Net realized and unrealized gain (loss)	(0.44)		(0.45)
Total from Investment Operations	(0.56)		(0.72)
Distributions to shareholders from:
Net investment income	-		-
Net realized gains on investments sold	-		-
Total Distributions	-		-
Redemption Fees4	-		-
Net Asset Value, End of Period	$8.72		$9.28
Total Investment Return5	-6.03%		-7.20%
Net Assets, End of Period, in Thousands	$57,405		$38,055
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery6	4.22%		4.89%
After expense reimbursement or recovery6	4.34%		4.68%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(2.58	) %	(3.92	) %
After expense reimbursement or recovery	(2.70	) %	(3.71	) %
Portfolio turnover rate	12.63%		18.22%

1    Commencement of share class operations.
2	All ratios have been annualized except total investment return and portfolio turnover.
3	Net investment income per share is based on average shares outstanding.
4	Amount represents less than $0.005 per share.
5	Total return excludes the effect of applicable sales charges.
6 The ratio of expenses to average net assets included interest expense on short positions. The before expense reimbursement and after expense reimbursement ratio excluding interest on short positions were 3.91% and 4.03% respectively, for the six month period ended June 30, 2012 and 4.89% and 4.68% respectively, for the period ended December 31, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS  ●  35

LoCorr Managed Futures Strategy Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period) do not include non-controlling interest
			Period from
	Six Months		March 24, 20111
	Ended		through
	June 30, 20122		December 31, 20112
	(Unaudited)
Per Share
Net asset value, beginning of period	$9.35		$10.00
Income (loss) from investment operations:
Net investment income (loss)3	(0.08)		(0.20)
Net realized and unrealized gain (loss)	(0.44)		(0.45)
Total from Investment Operations	(0.52)		(0.65)
Distributions to shareholders from:
Net investment income	-		-
Net realized gains on investments sold	-		-
Total Distributions	-		-
Redemption Fees4	-		-
Net Asset Value, End of Period	$8.83		$9.35
Total Investment Return5	-5.56%		-6.50%
Net Assets, End of Period, in Thousands	$122,169		$91,161
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery6	3.22%		3.89%
After expense reimbursement or recovery6	3.34%		3.68%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.58	) %	(2.92	) %
After expense reimbursement or recovery	(1.70	) %	(2.71	) %
Portfolio turnover rate	12.63%		18.22%

1	Commencement of share class operations.
2	All ratios have been annualized except total investment return and portfolio turnover.
3	Net investment income per share is based on average shares outstanding.
4	Amount represents less than $0.005 per share.
5	Total return excludes the effect of applicable sales charges.
6 The ratio of expenses to average net assets included interest expense on short positions. The before expense reimbursement and after expense reimbursement ratio excluding interest on short positions were 2.91% and 3.03% respectively, for the six month period ended June 30, 2012 and 3.89% and 3.68% respectively, for the period ended December 31, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

36 ●  CONSOLIDATED FINANCIAL STATEMENTS

LoCorr Long/Short Commodities Strategy Fund
Consolidated Statement of Assets & Liabilities
June 30, 2012 (Unaudited)

Assets
Investments, at value (cost $6,008,377)	$5,793,720
Cash	323,000
Receivable for Fund shares sold	132,506
Interest receivable	10,121
Total Assets	$6,259,347

Liabilities
Payable for securities purchased	$306,105
Payable for Fund shares redeemed	9,261
Accrued management fees	4,424
Accrued Trustees’ fees	3,843
Accrued Rule 12b-1 fees	1,743
Accrued expenses and other liabilities	62,278
Total Liabilities	$387,654
Net Assets	$5,871,693

Net Assets Consist of:
Paid-in capital	$6,101,837
Accumulated net investment loss	(18,326)
Accumulated net realized gain on investments	2,839
Net unrealized depreciation of investments	(214,657)
NET ASSETS	$5,871,693

Class A Shares
Net assets	$1,917,176
Shares issued and outstanding (unlimited shares authorized)	202,827
Net asset value, redemption, and minimum offering price per share (a)(b)	$9.45
Maximum offering price per share ($9.45/0.9425) (c)	$10.03

Class C Shares
Net assets	$481,621
Shares issued and outstanding (unlimited shares authorized)	51,286
Net asset value, redemption, and offering price per share (a)(b)	$9.39

Class I Shares
Net assets	$3,472,896
Shares issued and outstanding (unlimited shares authorized)	367,193
Net asset value, redemption, and offering price per share (b)	$9.46

(a) A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS ●  37

LoCorr Long/Short Commodities Strategy Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest	$4,461
Total Investment Income	4,461

Expenses
Management fees (Note 5)	15,884
Fund administration fees	25,460
Fund accounting fees	22,377
Trustees’ fees	4,578
Transfer agent fees and expenses	23,146
Custodian fees	3,066
Registration expenses	11,931
Rule 12b-1 fees - Class A (Note 5)	863
Rule 12b-1 fees - Class C (Note 5)	1,283
Insurance expenses	1,705
Legal and audit fees	41,280
Printing and mailing expenses	12,499
Other expenses	2,426
Total expenses before reimbursements	166,498
Less expense reimbursement by Adviser	(143,711)
Net Expenses	22,787
Net Investment Loss	(18,326)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	2,839
Net change in unrealized depreciation of investments	(214,657)
Net realized and unrealized loss on investments	(211,818)

Net Decrease in Net Assets From Operations	$(230,144)

The accompanying notes are an integral part of these consolidated financial statements.

38  ●  CONSOLIDATED FINANCIAL STATEMENTS

LoCorr Long/Short Commodities Strategy Fund
Consolidated Statement of Changes in Net Assets

Six Months Ended
June 30, 2012
(Unaudited)
Operations
Net investment loss	$(18,326)
Net realized gain on investments	2,839
Net change in unrealized depreciation of investments	(214,657)
Decrease in Net Assets From Operations	(230,144)

Capital Transactions (Note 6)
Proceeds from shares sold	6,204,015
Reinvestment of distributions	-
Cost of shares redeemed	(102,234)
Redemption Fees	56
Increase in Net Assets From Capital Transactions	6,101,837
Total Increase in Net Assets	5,871,693

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $18,326)	$5,871,693

The accompanying notes are an integral part of these consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS  ●  39

LoCorr Long/Short Commodities Strategy Fund
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period).
Six Months Ended June 30, 20121 (Unaudited)
	Class A		Class C		Class I
Per Share
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)2,3	(0.09)		(0.12)		(0.07)
Net realized and unrealized gain (loss)	(0.46)		(0.49)		(0.47)

Total from Investment Operations	(0.55)		(0.61)		(0.54)

Distributions to shareholders from:
Net investment income	-		-		-
Net realized gains on investments sold	-		-		-
Total Distributions	-		-		-

Redemption fees	0.00	4	-		0.00	4

Net Asset Value, End of Period	$9.45		$9.39		$9.46

Total Investment Return5	-5.50%		-6.10%		-5.40%

Net Assets, End of Period, in Thousands	$1,917		$482		$3,473

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement6	15.77%		16.52%		15.52%
After expense reimbursement6	2.20%		2.95%		1.95%
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement3	(15.35	) %	(16.10	) %	(15.10	) %
After expense reimbursement3	(1.78	) %	(2.53	) %	(1.53	) %
Portfolio turnover rate	10.74%		10.74%		10.74%

1	For the period ended June 30, 2012, all ratios have been annualized except total investment return and portfolio turnover.
2	Net investment income per share is based on average shares outstanding.
3
Recognition of net investment income by the Fund is affected by the timing of net investment income from the Partnership in which the Fund invests. The ratio does not include the net investment income of the Partnership in which the Fund invests.

4	Amount represents less than $0.005 per share.
5	Total return excludes the effect of applicable sales charges.
6	Does not include expenses of the Partnership in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

40  ●  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

LoCorr Investment Trust
Notes to the Consolidated Financial Statements

June 30, 2012 (Unaudited)

1. Organization

LoCorr Investment Trust (the “Trust”), an Ohio business trust, was formed on November 15, 2010 and is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The LoCorr Managed Futures Strategy Fund and the LoCorr Long/Short Commodities Strategy Fund (individually a “Fund” and collectively the “Funds”) are series within the Trust. The LoCorr Managed Futures Strategy Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective. The LoCorr Long/Short Commodities Strategy Fund’s primary objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective. In order to achieve its investment objectives, each Fund will invest up to 25% of its total assets (measured at the time of purchase) in wholly-owned subsidiaries, LCMFS Fund Limited (“LCMFS”) and LCLSCS Fund Limited (“LCLSCS”), companies incorporated under the laws of the Cayman Islands. As of June 30, 2012, the fair value of LoCorr Managed Futures Strategy Fund’s investment in LCMFS was $71,399,212 (representing 22.91% of the LoCorr Managed Futures Strategy Fund’s consolidated net assets) and the fair value of LoCorr Long/Short Commodities Strategy Fund’s investment in LCLSCS was $1,269,763 (representing 21.63% of the LoCorr Long/Short Commodities Strategy Fund’s consolidated net assets). LCMFS and LCLSCS act as investment vehicles in order to enter into certain investments for the Funds consistent with their investment objectives and policies specified in the Prospectus and Statement of Additional Information.

As of June 30, 2012, LCMFS has a 96.65% ownership in Millburn Diversified Plus L.P. (“MD Plus”) and LCLSCS has a 45.54% ownership in Millburn Commodity Plus L.P. (“MC Plus”)(collectively the “Partnerships”). MD Plus and MC Plus are limited partnerships that were organized on February 14, 2011 and December 16, 2011, respectively, under the Delaware Revised Uniform Limited Partnership Act and commenced operations on March 24, 2011 and December 30, 2011, respectively. The Partnerships engage in speculative trading of futures and forward currency contracts. The General Partner of the Partnerships is Millburn Ridgefield Corporation (the “General Partner”).

The consolidated financial statements of the LoCorr Managed Futures Strategy Fund include the financial statements of LCMFS. In addition, because LCMFS has a controlling interest (greater than 50% but less than 100%) in MD Plus, the financial results of MD Plus as of and for the period ended June 30, 2012 have also been consolidated with the financial statements of LCMFS. All intercompany balances, revenues, and expenses have been eliminated in consolidation. LoCorr Managed Futures Strategy Fund, LCMFS and MD Plus are collectively referred to as the Fund throughout these consolidated financial statements. The LoCorr Long/Short Commodities Strategy Fund’s consolidated financial statements include the financial statements of LCLSCS, however they do not include the financial statements of MC Plus since LCLSCS does not have a controlling interest in MC Plus as of June 30, 2012.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  ●  41

Non-controlling interest is the portion of equity ownership in MD Plus not attributable to the Fund. Non-controlling interest represents additional, non-related partners in MD Plus and for the LoCorr Managed Futures Strategy Fund it was equal to 3.35% of MD Plus’ net assets and 0.79% of the Fund’s consolidated net assets as of June 30, 2012.

The Funds currently offer three classes of shares, Class A, Class C and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00% and Class C shares have a maximum deferred sales charge of 1.00%, (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. The LoCorr Managed Futures Strategy Fund Class A commenced operations on March 22, 2011 and Class C and Class I commenced operations on March 24, 2011. All three classes of the LoCorr Long/Short Commodities Strategy Fund commenced operations on January 1, 2012.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges, except as to class-specific rights and privileges described above.

2. Significant Accounting Policies

Investment Valuation
The Funds have adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, each Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

42 ●  NOTES TO CONSOLI DATED FI NANCIAL STATEMENT S (UNAUDI TED) (CONTINUED)

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying funds which hold portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Fixed income securities are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in level 1 or level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in level 2 of the fair value hierarchy. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized level 2.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  ●  43

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are stated at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are stated at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in level 2.

The investment in the partnerships by the Funds are valued at their fair value. The unitized net asset value of each partnership is provided daily by the general partner via their independent administrator as of the fair value measurement date without adjustment. The Adviser has determined that the general partner and independent administrator has an effective process and related internal controls in place to estimate the fair value of the investments that are included in the net asset value calculation of the partnerships.

The following table summarizes the LoCorr Managed Futures Strategy Fund’s consolidated investments as of June 30, 2012:

Security Classification	Level 1	Level 2	Level 3
Investments
Asset Backed Securities	$-	$37,771,390	$ -
Corporate Bonds	-	90,375,895	-
Mortgage Backed Securities	-	44,277,833	-
Municipal Bonds	-	5,707,587	-
Foreign Government Bonds	-	2,350,681	-
U.S. Government Agency Issues	-	40,835,118	-
U.S. Treasury Obligations	54,438,271	-	-
Money Market Funds	10,002,403	-	-
Total Investments	$64,440,674	$221,318,504	$ -

Futures Contracts
Long Futures Contracts	$326,925	$ -	$ -
Short Futures Contracts	(5,641,539)	-	-
Total Futures Contracts	$(5,314,614)	$ -	$ -
Forward Currency Contracts
Long Forward Currency Contracts	$ -	$4,588,629	$ -
Short Forward Currency Contracts	-	(6,568,017)	-
Total Forward Currency Contracts	$ -	$(1,979,388)	$ -

44  ●  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The following table summarizes the LoCorr Long/Short Commodities Strategy Fund’s consolidated investments as of June 30, 2012:

Security Classification	Level 1	Level 2	Level 3
Investments
Asset Backed Securities	$-	$115,050	$ -
Corporate Bonds	-	364,915	-
Mortgage Backed Securities	-	315,640	-
Municipal Bonds	-	195,838	-
Foreign Government Bonds	-	25,048	-
U.S. Government Agency Issues	-	2,601,349	-
U.S. Treasury Obligations	69,508	-	-
Partnership	-	1,269,763	-
Money Market Funds	836,609	-	-
Total Investments	$906,117	$4,887,603	$ -

See the consolidated schedules of investments for the investments detailed by industry classification. The Funds did not hold any level 3 assets during the period. There were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

Federal Income Taxes
The Funds intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. Each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2012 the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by applicable tax authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax position income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years. For tax purposes, LCMFS and LCLSCS are exempted Cayman investment companies. LCMFS and LCLSCS have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LCMFS and LCLSCS are controlled foreign corporations (“CFC’s”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, LCMFS’s and LCLSCS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  ●  45

Indemnifications
In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Security Transactions and Investment Income
Security transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method.

Allocation of Income and Expenses
Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Distributions to Shareholders
Shareholder transactions are recorded on trade date. Dividends from net investment income are declared and paid at least annually by the Funds. Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from the net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the difference in the recognition of income, expense and gain items for financial statement and tax purposes. There were no distributions paid during the six months ended June 30, 2012.

Distributable Earnings and Investment Transactions
Net investment income and net realized gains (losses) may differ for financial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Foreign Securities and Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

46  ●  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Futures Contracts
Gains or losses are realized when contracts are liquidated. The Funds present unrealized gains and unrealized losses on open futures contracts (the difference between the contract trade price and quoted market price) as a gross amount in the statements of assets and liabilities. However, the futures broker has the right of offset. The Funds elected not to net broker cash with cash deficit at broker, denominated in foreign currencies even though a right of offset exists for these amounts. Any change in net unrealized gain or loss is reported in the statement of operations. Brokerage commissions on open futures contracts are charged to expense when paid.

Forward Currency Contracts
Gains or losses are realized when foreign currency contracts are liquidated. The Funds present the aggregate gross unrealized gains and losses with an interbank market maker as a gross amount in the statement of assets and liabilities. However, the interbank market maker has the individual right of offset. The unrealized gains or losses on open forward currency contracts are the difference between contract trade price and market price. Any change in net unrealized gain or loss is reported in the statements of operations.

Deposits with Broker
The Funds deposit funds with J.P Morgan Securities LLC, and Citigroup Global Markets, Inc., subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Margin requirements are satisfied by the deposit of U.S. government securities and cash with such brokers. Accordingly, assets used to meet margin and other broker or regulatory requirements are partially restricted. Each Fund earns or pays interest on its assets deposited with, or borrowed from, the brokers.

Market and Credit Risks
Futures transactions of the Funds are cleared by J.P. Morgan Securities LLC and Citigroup Global Markets, Inc., pursuant to customer agreements. For all forward currency transactions, the Funds utilize one interbank market maker, Barclays Bank PLC. The Funds engage in the speculative trading of U.S. and foreign futures and forward currency contracts (collectively, derivatives).

The Funds are exposed to both market risk, which is the risk arising from changes in the fair value of the contracts, and credit risk, which is the risk of failure by another party to perform according to the terms of a contract.

Purchase and sale of futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. government securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Funds have a substantial portion of its assets on deposit with financial institutions in connection with their trading of forward currency contracts and their cash management activities. Assets deposited with financial institutions in connection with their trading of forward currency contracts and their cash management activities. Assets deposited with financial institutions in connection with the Funds’ trading of forward currency contracts are partially restricted due to deposit or margin requirements. As forward currency contracts are traded in unregulated markets between principals, the Funds assume the risk of loss from counterparty non-performance. At June 30, 2012, the LoCorr Managed Futures Strategy Fund had U.S. government securities on deposit with Barclays Capital (Barclays), HSBC Bank USA, N.A. (HSBC) and J.P. Morgan Securities LLC (J.P. Morgan), in the amount of $54,423,272. In the event of insolvency of Barclays, HSBC and/or J.P. Morgan, none of these assets would be subject to claims of other bank customers or the bank’s creditors. Accordingly, a bank failure should have no adverse effect on the Funds’ custodial account as the assets in the account would remain property of the Funds.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Funds are exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions.

The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  ●  47

3. Derivatives

The Funds may invest in derivatives in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities.

The Funds’ market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, weather, supply and demand of commodities, the market value of futures and forward currency contracts, the diversification effects among the Funds’ open positions and the liquidity of the markets in which they trade.

The Funds engage in the speculative trading of futures and forward currency contracts. The Managed Futures Strategy Fund trades futures contracts on interest rates, commodities, currencies, metals, energies, livestock and stock indices. The Long/Short Commodities Strategy Fund trades futures contracts on commodities, metals, energies and livestock indices. The following were the primary trading risk exposures of the Funds at June 30, 2012, by market sector:

Agricultural (grains, livestock and softs). The Funds’ primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions.

48  ●  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Currencies. Exchange rate risk is a principal market exposure of the Funds. The Funds’ currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Funds trade in a large number of currencies including cross-rates – e.g., positions between two currencies other than the U.S. dollar.

Energy. The Funds’ primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest rates. Interest rate movements directly affect the price of the sovereign bond futures positions held by the Funds and indirectly the value of its stock index currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Funds’ profitability. The Funds’ primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the United States and the Eurozone. However, the Funds also may take positions in futures contracts on the government debt of other nations. The Funds anticipate that interest rates in these industrialized countries or areas, both long-term and short-term, will remain a primary market exposure of the Fund for the foreseeable future.

Metals. The Funds’ metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, tin, silver and zinc.

Stock index. The Funds’ equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ statements of asset and liabilities and statements of operations. Fair value of futures contracts in an asset position are recorded in the statements of assets and liabilities as Net unrealized gain on futures, Payable for variation margin on futures, and Net unrealized appreciation on futures. Fair value of forward currency contracts in an asset position are recorded in the statements of assets and liabilities as Net unrealized gain on forward currency contracts and Net unrealized appreciation on forward currency contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the statements of operations.

The following table presents the fair value of consolidated open futures and forward currency contracts for the LoCorr Managed Futures Strategy Fund, held long or sold short, at June 30, 2012.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)  ●  49

June 30, 2012
	Fair Value –		Fair Value –
	Long Positions		Short Positions		Net Unrealized
Futures					Gain (Loss) on
Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Energy	$ 1,073,890	-	$ -	$ (3,713,270)	$ (2,639,380)
Grains	358,225	(2,563)	-	(360,440)	(4,778)
Interest Rate	1,454,025	(2,935,131)	-	-	(1,481,106)
Livestock	-	-	-	(186,620)	(186,620)
Metals	58,537	(39,079)	903,171	(505,195)	417,434
Softs	-	-	-	(1,030,098)	(1,030,098)
Stock Index	638,685	(279,664)	247,896	(996,983)	(390,066)
Total Futures
Contracts	3,583,362	(3,256,437)	1,151,067	(6,792,606)	(5,314,614)
Forward
Currency
Contracts	4,783,572	(194,943)	861,535	(7,429,552)	(1,979,388)
Total Futures
and Forward
Currency
Contracts	$ 8,366,934	$ (3,451,380)	$ 2,012,602	$ (14,222,158)	$ (7,294,002)

Six Months Ended June 30, 2012
		Gain (Loss) from Trading
			Change in		Number of
Futures Contracts		Realized	Unrealized		Contracts Closed
Currency		$ (36,692)	$-		1,095
Energy		1,002,729	(2,969,636)		13,436
Grains		(1,302,233)	435,615		6,818
Interest Rate		7,775,358	(3,672,904)		45,416
Livestock		(130,640)	(183,640)		309
Metals		(2,009,065)	513,497		4,839
Softs		2,784,195	(1,268,561)		2,085
Stock Index		(7,262,539)	(213,038)		4,114,194
Total Futures Contracts		821,113	(7,358,667)		4,188,192
Forward Currency Contracts		(2,321,418)	(3,091,920)

The average monthly notional amount of long and short futures and forward currency contracts during the period ended June 30, 2012 for the LoCorr Managed Futures Strategy Fund were as follows:

	Average Monthly	Notional Amount
	Long Derivatives	Short Derivatives
Futures Contracts	$1,963,946,247	$(187,650,195)
Forward Currency Contracts	1,074,140,329	(1,117,853,426)

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, during the six months ended June 30, 2012, were $138,564,386 and $24,275,858, respectively, for the LoCorr Managed Futures Strategy Fund and were $2,507,258 and $837, respectively, for the LoCorr Long/Short Commodities Strategy Fund. Purchases and sales of government securities during the six months ended June 30, 2012 aggregated $9,028,384 and $5,880,679, respectively, for the LoCorr Managed Futures Strategy Fund and aggregated $2,847,080 and $182,047, respectively, for the LoCorr Long/Short Commodities Strategy Fund.

50  ●  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. Management Fees and Other Transactions with Affiliates

The Funds have a Management Agreement with the Adviser, with whom certain officers and Trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Pursuant to a Management Agreement between the Funds and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Funds’ average daily net assets. Pursuant to a sub-advisory agreement between the Adviser and Nuveen Asset Management, LLC and Galliard Capital Management, Inc. (individually a “Sub-Adviser” and collectively the “Sub-Advisers”), the Sub-Advisers are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Funds’ average daily net assets up to 0.18% based on the balance of sub-advised assets. The Sub-Advisers are paid by the Adviser, not the Funds. As of June 30, 2012, the LoCorr Managed Futures Strategy Fund and the LoCorr Long/Short Commodities Strategy Fund incurred $1,870,824 and $15,884, respectively, in advisory fees and owed the Adviser $424,128 and $4,424, respectively.

The Funds’ Adviser has contractually agreed to waive management fees and/or reimburse the Funds for expenses it incurs but only to the extent necessary to maintain the Funds’ total annual operating expenses after fee waiver and/or reimbursement (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) at 2.20%, 2.95% and 1.95% of the average daily net assets of Class A, Class C and Class I shares, respectively. Management excludes the expenses of the Partnership from the calculation described previously. Any waiver or reimbursement is subject to repayment by the Funds within the three fiscal years following the fiscal year in which the expenses occurred, if the Funds are able to make the repayment without exceeding their current expense limitations and the repayment is approved by the Board of Trustees. During the six months ended June 30, 2012, the Adviser recovered $142,490 of its fees related to the LoCorr Managed Futures Strategy Fund. As of June 30, 2012, the LoCorr Managed Futures Strategy Fund had $30,651 in waived fees remaining, which are subject to repayment on or before December 31, 2014. The Adviser waived $15,884 of its fees and reimbursed $127,827 of expenses related to the LoCorr Long/Short Commodities Strategy Fund, which are subject to repayment on or before December 31, 2015.

The Limited Partnership Agreements of the Partnerships provide that the General Partner receives a monthly management fee (accrued daily) in respect of each Limited Partner in an amount ranging from 1/12 of 0% to 1/12 of 2% of the Target Trading Level of such Limited Partner’s capital account at the beginning of the month prorated for partial months and adjusted for daily subscriptions and withdrawals (the “Management Fee”). The Management Fee is paid to the General Partner in arrears as of each month-end and is calculated prior to reduction for any withdrawals, profits and losses during the month, any accrued Profit Share (as defined below) or the Management Fee then being calculated. As of June 30, 2012, the General Partner was paid $1,046,521 in Management Fees, and was owed $437,005 from MD Plus.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) ● 51

“Target Trading Level,” for purposes of calculating Management Fees, means four times the net asset value of such Limited Partner’s capital account at the beginning of the month, adjusted for subscriptions and withdrawals during the month, irrespective of any day-to-day changes in the actual trading level of each Partnership or intra-month profit of loss attributable to a Limited Partner’s capital account. Since the Management Fee is based on the Target Trading Level, as described above, and not net assets or the level at which each Partnership’s assets may actually be traded at any particular time, a 2% per annum Management Fee on the Target Trading Level calculates to an annualized 8% per annum Management Fee based on the Partnerships’ beginning of the month net assets, prorated for partial months and adjusted for daily subscriptions and withdrawals.

The Partnership Agreements provide that the General Partner is allocated a profit share of allocation ranging from 0% to 17.5% of Trading Profits (as defined in the Limited Partnership Agreements) that is deducted from the Limited Partners’ capital accounts and added to the General Partner’s capital account. However, for Limited Partners’ withdrawals during the period, the General Partner profit share allocation calculation shall be computed as though the withdrawal date was at the end of the period. For the six months ended June 30, 2012, there was no profit share allocation.

The General Partner may waive, reduce or rebate its management fee or profit share allocation (or adjust the frequency of the profit share allocation) in respect of any Limited Partner without entitling any other Limited Partner to a similar waiver, reduction, rebate or adjustment.

The LoCorr Managed Futures Strategy Fund and MD Plus have management fees that are consolidated on the statement of operations and financial highlights as of the period ended June 30, 2012. The LoCorr Long/Short Commodities Strategy Fund and MC Plus did not consolidate its management fees as of the period ended June 30, 2012.

The Funds have entered into a 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A and Class C shareholders pay Rule 12b-1 fees to Quasar at the annual rate of 0.25% and 1.00%, respectively, of average daily net assets. Class I shareholders pay no 12b-1 fees.

6. Fund Shares
At June 30, 2012, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Funds:

LoCorr Managed Futures Strategy Fund – Class A
	For the Six Months Ended		For the Period Ended
	June 30, 2012		December 31, 20111
	Shares	Amount	Shares	Amount
Shares sold	8,328,708	$ 71,194,873	7,989,613	$76,312,992
Shares redeemed	(1,265,892)	(10,509,715)	(335,039)	(3,147,306)
Redemption Fees	-	1,561	-	2,847
	7,062,816	$ 60,686,719	7,654,574	$73,168,533
Beginning shares	7,664,574		10,000
Ending shares	14,727,390		7,664,574

52 ● NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

LoCorr Managed Futures Strategy Fund – Class C
	For the Six Months Ended		For the Period Ended
	June 30, 2012		December 31, 20112
	Shares	Amount	Shares	Amount
Shares sold	2,769,054	$24,608,227	4,158,458	$39,851,440
Shares redeemed	(285,876)	(2,529,927)	(58,325)	(550,168)
Redemption Fees	-	3	-	119
	2,483,178	$22,078,303	4,100,133	$39,301,391
Beginning shares	4,100,133		-
Ending shares	6,583,311		4,100,133

LoCorr Managed Futures Strategy Fund – Class I
	For the Six Months Ended		For the Period Ended
	June 30, 2012		December 31, 20112
	Shares	Amount	Shares	Amount
Shares sold	6,425,069	$57,819,140	9,998,312	$96,190,224
Shares redeemed	(2,338,509)	(20,788,158)	(248,926)	(2,355,098)
Redemption Fees	-	8,052	-	1,959
	4,086,560	$37,039,034	9,749,386	$93,837,085
Beginning shares	9,749,386		-
Ending shares	13,835,946		9,749,386
1 Class A commenced operations on March 22, 2011.
2 Class C and Class I commenced operations on March 24, 2011.

LoCorr Long/Short Commodities Strategy Fund – Class A
			For the Six Months Ended June 30, 2012
			Shares	Amount
Shares sold			204,504	$2,004,493
Shares redeemed			(1,677)	(16,451)
Redemption Fees			-	22
			202,827	$1,988,064
Beginning shares			-
Ending shares			202,827

LoCorr Long/Short Commodities Strategy Fund – Class C
			For the Six Months Ended June 30, 2012
			Shares	Amount
Shares sold			51,286	$502,741
Shares redeemed			-	-
Redemption Fees			-	-
			51,286	$502,741
Beginning shares			-
Ending shares			51,286

LoCorr Long/Short Commodities Strategy Fund – Class I
			For the Six Months Ended June 30, 2012
			Shares	Amount
Shares sold			376,020	$3,696,781
Shares redeemed			(8,827)	(85,783)
Redemption Fees			-	34
			367,193	$3,611,032
Beginning shares			-
Ending shares			367,193

NOTES TO CONSOLIDATED FINANCIALS TATEMENTS (UNAUDITED) (CONTINUED) ● 53

7. Federal Tax Information
At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:
LoCorr Managed Futures
Strategy Fund
Cost of investments	$194,591,885
Gross unrealized appreciation	$378,696
Gross unrealized depreciation	(412,757)
Net unrealized depreciation	$(34,061)
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Total distributable earnings	$-
Other accumulated losses	$(5,242,637)
Total accumulated losses	$(5,276,698)

The Funds are permitted to carry forward capital losses incurred. Additionally, capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of December 31, 2011 the LoCorr Managed Futures Strategy Fund had post-enactment short-term capital loss carryforwards equal to $16,167.

The LoCorr Managed Futures Strategy Fund intends to defer and treat $32,362 of post-October losses incurred during the fiscal year ended December 31, 2011 as arising in the fiscal year ending December 31, 2012.

Difference between book and tax components of distributable earnings are related to differing treatment of income and expenses from LCMFS.

8. New Accounting Pronouncement

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact ASU No. 2011-04 and ASU No. 2011-11 will have on the Funds’ financial statements and disclosures.

54 ● EXPENSE EXAMPLE (UNAUDITED)

Consolidated Expense Example Excluding  Non-Controlling Interest
June 30, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Funds’ transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15.00 may be assessed on outgoing wire transfers and a transaction fee of $25.00 may be assessed on returned checks and stop payment orders. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED) (CONTINUED) ● 55

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2012 (Unaudited)

	Fund’s	Beginning	Ending	Consolidated
	Annualized	Account Value	Account Value	Expenses
	Consolidated	1/1/2012	6/30/2012	Paid During
	Expense Ratio1			Period1,2
LoCorr Managed Futures Strategy Fund – Class A
Actual	3.59%	$1,000.00	$943.20	$17.34
Hypothetical3	3.59%	$1,000.00	$1,007.01	$17.91
LoCorr Managed Futures Strategy Fund – Class C
Actual	4.34%	$1,000.00	$939.70	$20.93
Hypothetical3	4.34%	$1,000.00	$1,003.28	$21.62
LoCorr Managed Futures Strategy Fund – Class I
Actual	3.34%	$1,000.00	$944.40	$16.15
Hypothetical3	3.34%	$1,000.00	$1,008.25	$16.68

1Consolidated expenses ratios and consolidated expenses does not include non-controlling interest.
2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the period of January 1, 2012 through June 30, 2012.
3Hypothetical assumes a 5% return.

	Fund’s	Beginning	Ending	Consolidated
	Annualized	Account Value	Account Value	Expenses Paid
	Consolidated	1/1/2012	6/30/2012	During Period1
	Expense Ratio
LoCorr Long/Short Commodities Strategy Fund – Class A
Actual	2.20%	$1,000.00	$945.00	$10.64
Hypothetical2	2.20%	$1,000.00	$1,013.93	$11.02
LoCorr Long/Short Commodities Strategy Fund – Class C
Actual	2.95%	$1,000.00	$939.00	$14.22
Hypothetical2	2.95%	$1,000.00	$1,010.20	$14.74
LoCorr Long/Short Commodities Strategy Fund – Class I
Actual	1.95%	$1,000.00	$946.00	$9.43
Hypothetical2	1.95%	$1,000.00	$1,015.17	$9.77

1 Consolidated expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the period of January 1, 2012 through June 30, 2012.
2 Hypothetical assumes a 5% return.

56 ● SUPPLEMENTAL INFORMATION (CONTINUED)

LoCorr Long/Short Commodities Strategy Fund
June 30, 2012 (Unaudited)

Approval of Advisory Agreement – LoCorr Long/Short Commodities Strategy Fund

In connection with a regular meeting held on December 23, 2011 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of LoCorr Investment Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment management agreement (the “Independent Trustees”), discussed the approval of an investment management agreement (the “Management Agreement”) between LoCorr Fund Management, LLC (the “Adviser”) and the Trust, on behalf of LoCorr Long/Short Commodities Strategy Fund (the “Fund”). The Trustees reviewed a memorandum from Thompson Hine LLP (“Fund counsel”) entitled “Duties of Trustees with Respect to Approval of Investment Advisory Contracts,” which had been provided to them prior to the meeting. They discussed with Fund counsel that in fulfilling their responsibilities to the Fund and its shareholders, the Trustees must apply their business judgment of whether the overall arrangements provided under the terms of the investment management contract are reasonable for the Fund. They also discussed specific factors the Trustees should consider in evaluating an investment management contract, which include, but are not limited to: the investment performance of the Fund and other accounts managed by the Adviser; the nature, extent and quality of the services to be provided by the Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the Adviser’s responses to an investment adviser questionnaire and the proposed Management Agreement between the Trust and LoCorr, copies of which had previously been supplied to the Trustees for their review. As to the Adviser’s qualifications, the Trustees reviewed a copy of the Adviser’s registration statement on Form ADV (Parts I and II). As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund, consistent with the Fund’s investment objective and policies. The Adviser will determine or arrange for others to determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be invested, subject always to the Fund’s investment objective, policies and restrictions, as each of the same shall be in effect, and subject further to such policies and instructions as the Board may establish. The Adviser will furnish such information or analyses to the Trust as the Board may request or as the Adviser deems desirable. The Adviser also will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust. The Adviser may delegate any of the responsibilities, rights or duties described above, provided the Adviser notifies the Trust and agrees that such delegation does not relieve the Adviser from any liability thereunder. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

SUPPLEMENTAL INFORMATION (CONTINUED) ● 57

As to the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the Adviser’s estimates of its profitability and its financial condition. The Trustees noted that the Adviser expected net losses during the first year of operations and continuing losses should the Fund fail to attract sufficient assets. The Board also discussed whether the Adviser’s parent company would further capitalize the Adviser if necessary. Fund counsel then discussed the proposed expense limitation agreement and explained that the Adviser has agreed to cap the Fund’s expenses at 1.95%, excluding certain expense items and excluding the Fund’s 12b-1 fees. Based on their review, the Trustees concluded that they were satisfied that the Adviser’s expected level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to the Adviser and total expense ratio to be paid by Fund shareholders and compared those fees to the Fund’s peer group and considered them to be within the range of the peer group. The Trustees also considered the Adviser’s agreement to waive fees or reimburse expenses to the extent that Fund’s total operating expenses exceeded certain limits. The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expected to receive from the Adviser. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for LoCorr to share its economies of scale with a Fund and its shareholders if it experiences a substantial growth in assets. However, the Trustees recognized that that Fund had not yet commenced operations and that the management agreements with competitor funds do not always contain breakpoints. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances. Having received and reviewed information from the Adviser as the Board believed to be reasonably necessary, the Trustees, including the Independent Trustees, unanimously approved the Management Agreement.

Consideration and Approval of Sub-Advisory Agreement

Fund Counsel noted that the same factors that the Board considered with respect to the approval of the Management Agreement would apply to its consideration of the Sub-Advisory Agreement. The Trustees reviewed the responses to an investment adviser questionnaire from Galliard Capital Management, LLC (“Galliard” or the “Sub-Adviser”) and the proposed Sub-Advisory Agreement between the Sub-Adviser and the Trust, copies of which had previously been supplied to the Trustees for their review. As to Galliard’s business and the qualifications of its personnel, the Trustees reviewed a copy of Galliard’s adviser registration statement on Form ADV (Parts I and II). Next, the Trustees discussed the experience of Andrea Johnson, CFA, the portfolio manager, noting her years of experience as a portfolio manager with Galliard. Additionally, the Trustees noted that Galliard is not affiliated with the transfer agent or custodian and therefore does not derive any benefits from the relationships those parties have with the Trust. As to the nature, extent and quality of the services to be provided by Galliard to the Fund, the Trustees considered that, under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Sub-Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the portion of the Fund’s assets for which it is responsible, consistent with the Fund’s investment objective and policies. The Trustees noted that Galliard had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws. Additionally, they noted that Galliard has adequate resources to access the necessary research and noted the portfolio manager’s prior experience. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Sub-Advisory Agreement.

58 ● SUPPLEMENTAL INFORMATION (CONTINUED)

As to the costs of the services to be provided and the profits to be realized by Galliard, the Trustees reviewed Galliard’s estimates of its profitability and its financial condition. They noted that under the Sub-Advisory Agreement, Galliard will receive minimum annual revenue of $45,000 from the Adviser and that the costs incurred for the services Galliard provides will vary based on the size of the Fund. The Board noted that the fees received by Galliard will not have an impact on the Fund’s management fee or expense ratio. Based on their review, the Trustees concluded that they were satisfied that Galliard’s expected level of profitability from its relationship with the Fund was not excessive. As to comparative fees and expenses, the Trustees considered the management fee to be paid to Galliard and compared those fees to management fees paid by other accounts managed by Galliard. The Trustees concluded that the sub-advisory fee was acceptable in light of the quality of services the Fund expected to receive from Galliard and the level of fees paid by Galliard’s other clients. As to economies of scale, the Trustees noted that the Sub-Advisory Agreement contains breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for Galliard to share its economies of scale if the Fund experiences a substantial growth in assets and that if breakpoints were achieved, these benefits to the Adviser would be considered by the Board when the Adviser’s contract is renewed and fees are again examined.

Having received and reviewed information from Galliard as the Board believed to be reasonably necessary, the Trustees, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement.

PRIVACY POLICY ● 59

Notice of Privacy Policy & Practices
(Unaudited)

Your privacy is important to us. The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information. When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information. The Funds collect the following nonpublic personal information about you:

●
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

●
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to   transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law. For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

60 ● QUARTERLY PORTFOLIO HOLDINGS/PROXY

Quarterly Form N-Q Portfolio Schedule
(Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec. gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-855-523-8637.

Proxy voting Policies, Procedures and Record
(Unaudited)

You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1-855-523-8637, or on the EDGAR Database on the SEC’s website (http:// www.sec.gov).

CONTACT INFORMATION ● 61

Investment Adviser
LoCorr Fund Management, LLC 261 School Avenue, 4th Floor Excelsior, MN 55331

Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian
U.S. Bank, N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy, Suite 1100 Westlake, OH 44145

Fund Counsel
Thompson Hine, LLP
312 Walnut Street, 14th Floor Cincinnati, OH 45202

Distributor
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable to semi-annual report.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to registrant.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title                   /s/ Kevin Kinzie
Kevin Kinzie, President
Principal Executive Officer

Date          9/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Kevin Kinzie
Kevin Kinzie, President
Principal Executive Officer

Date          9/6/12

By (Signature and Title)*                /s/ Jon Essen
Jon Essen, Treasurer
Principal Financial Officer

Date          9/6/12

* Print the name and title of each signing officer under his or her signature.